UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike P.O. Box 9006	Syosset, NY 11791-9006
(Address of principal executive offices)	(Zip code)

Mr. David Lerner

David Lerner Associates, Inc.

477 Jericho Turnpike

Syosset, NY 11791

(Name and address of agent for Service)

Registrant’s telephone number, including area code: 516-390-5555

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

SOA Real Estate Income and Growth Fund

SCHEDULE OF INVESTMENTS | September 30, 2013 (Unaudited)

	Shares	Market Value
Common Stocks 94.75%
Apartments (REITs) 16.10%
Apartment Investment & Management Co., Class A	75,000	$2,095,500
Associated Estates Realty Corp.	250,000	3,727,500
BRE Properties, Inc.	25,000	1,269,000
Camden Property Trust	40,000	2,457,600
Equity Residential	75,000	4,017,750
Essex Property Trust, Inc.	10,000	1,477,000
Home Properties, Inc.	41,000	2,367,750
Independence Realty Trust Inc	20,000	165,600
Mid-America Apartment Communities, Inc.	20,000	1,250,000
UDR, Inc.	156,091	3,699,357

		22,527,057
Diversified (REITs) 11.59%
Coresite Realty Corp.	25,000	848,500
Digital Realty Trust, Inc.	80,000	4,248,000
DuPont Fabros Technology, Inc.	179,700	4,630,869
Lexington Realty Trust	100,000	1,123,000
National Health Investors, Inc.	50,200	2,855,878
Vornado Realty Trust	30,000	2,521,800

		16,228,047
Energy 15.82%
Access Midstream Partners LP	25,000	1,207,750
American Midstream Partners LP	8,847	176,498
Atlas Pipeline Partners LP	30,000	1,164,000
Atlas Resource Partners LP	75,000	1,570,500
Boardwalk Pipeline Partners LP	10,000	303,700
BreitBurn Energy Partners LP	50,000	916,500
Calumet Specialty Products Partners LP	3,506	95,679
DCP Midstream Partners LP	10,000	496,600
Eagle Rock Energy Partners LP	150,000	1,065,000
Enbridge Energy Management LLC *	20,000	575,600
Enterprise Products Partners LP	31,649	1,931,855
Genesis Energy LP	21,200	1,061,484
Crestwood Midstream Partners LP	9,400	207,552
Kinder Morgan Energy Partners LP	10,000	798,300
MarkWest Energy Partners LP	29,700	2,145,231
Marlin Midstream Partners LP *	29,000	520,550
Mid-Con Energy Partners LP	20,000	467,600
Spectra Energy Partners LP	50,000	2,194,000
Targa Resources Partners LP	50,000	2,573,500
TransMontaigne Partners LP	10,000	407,300
Western Gas Partners LP	20,000	1,202,600
Williams Partners LP	20,000	1,057,600

		22,139,399

Financials 0.28%
Hannon Armstrong Sustainable Infrastructure Capital Inc	35,000	399,000

Health Care (REITs) 6.96%
HCP, Inc.	100,000	4,095,000
Health Care REIT, Inc.	34,300	2,139,634
Healthcare Realty Trust, Inc.	84,994	1,964,211
Ventas, Inc.	25,000	1,537,500

		9,736,345
Hotels (REITs) 10.71%
Ashford Hospitality Trust, Inc.	105,000	1,295,700
Chatham Lodging Trust	50,000	893,000
Chesapeake Lodging Trust	24,300	572,022
DiamondRock Hospitality Co.	95,103	1,014,749
FelCor Lodging Trust, Inc. *	626,527	3,859,406
Hersha Hospitality Trust	79,980	447,088
Host Hotels & Resorts, Inc.	204,150	3,607,331
LaSalle Hotel Properties	45,000	1,283,400
Pebblebrook Hotel Trust	10,000	287,100
RLJ Lodging Trust	5,000	117,450
Strategic Hotels & Resorts, Inc. *	75,000	651,000
Sunstone Hotel Investors, Inc.	75,000	955,500

		14,983,746
Industrial (REITs) 2.63%
First Industrial Realty Trust, Inc.	30,000	488,100
ProLogis, Inc.	85,000	3,197,700

		3,685,800
Manufactured Homes (REITs) 1.37%
Sun Communities, Inc.	45,000	1,917,900

Net Lease (REITs) 0.06%
National Retail Properties, Inc.	2,500	79,550

Office Space (REITs) 8.45%
BioMed Realty Trust, Inc.	120,000	2,230,800
Boston Properties, Inc.	50,000	5,345,000
Douglas Emmett, Inc.	20,000	469,400
Hudson Pacific Properties, Inc.	26,000	505,700
Kilroy Realty Corp.	30,000	1,498,500
SL Green Realty Corp.	20,000	1,776,800

		11,826,200
Regional Malls (REITs) 11.73%
CBL & Associates Properties, Inc.	100,000	1,910,000
Glimcher Realty Trust	50,000	487,500
Macerich Co.(The)	40,000	2,257,600
Simon Property Group, Inc.	60,000	8,893,800
Tanger Factory Outlet Centers, Inc.	50,858	1,660,514
Taubman Centers, Inc.	18,000	1,211,580

		16,420,994

Shopping Centers (REITs) 5.78%
DDR Corp.	75,000	1,178,250
Equity One, Inc.	30,000	655,800
Federal Realty Investment Trust	25,000	2,536,250
Kimco Realty Corp.	100,000	2,018,000
Regency Centers Corp.	20,000	967,000
Weingarten Realty Investors	25,000	733,250

		8,088,550
Storage (REITs) 3.27%
CubeSmart	40,000	713,600
Sovran Self Storage, Inc.	51,027	3,861,723

		4,575,323
Total Common Stocks (Cost 92,880,804)		132,607,911
Preferred Stocks 3.72%
Diversified (REITs) 0.34%
Digital Realty Trust, Inc., Series G, 5.88%	14,400	284,400
DuPont Fabros Technology, Inc., Series B, 7.63%	7,800	195,078

		479,478
Hotels (REITs) 2.34%
Ashford Hospitality Trust, Inc., Series E, 9.00%	20,000	519,400
Chesapeake Lodging Trust, Series A, 7.75%	10,000	248,200
FelCor Lodging Trust, Inc., Series C, 8.00%	30,000	717,900
Hersha Hospitality Trust, Series B, 8.00%	3,000	76,200
LaSalle Hotel Properties, Series I, 6.38%	1,525	32,406
Pebblebrook Hotel Trust, Series B, 8.00%	40,000	1,032,800
Sunstone Hotel Investors, Inc., Series D, 8.00%	25,948	651,295

		3,278,201
Office Space (REITs) 0.12%
Kilroy Realty Corp., Series H, 6.38%	7,361	161,353

Regional Malls (REITs) 0.75%
CBL & Associates Properties, Inc., Series E, 6.63%	20,000	465,400
Pennsylvania Real Estate Investment Trust, Series A, 8.25%	4,000	102,200
Taubman Centers, Inc., Series J, 6.50%	20,000	474,400

		1,042,000
Shopping Centers (REITs) 0.17%
DDR Corp., Series K, 6.25%	7,000	147,420
DDR Corp., Series J, 6.50%	4,263	93,871

		241,291
Total Preferred Stocks (Cost 5,041,472)		5,202,323
Total Investments – 98.47% (Cost 97,922,276)		137,810,234
Other Assets in Excess of Liabilities – 1.53%		2,141,880

NET ASSETS – 100.00%		139,952,114

*	Non-income producing security.

LP — Limited Partnership

SOA Large Cap Value Fund

SCHEDULE OF INVESTMENTS | September 30, 2013 (Unaudited)

	Shares	Market Value
Common Stocks 94.27%
Consumer Discretionary 12.67%
Abercrombie & Fitch Co., Class A	6,000	$212,220
Comcast Corp., Class A	12,400	559,860
Ford Motor Co.	52,300	882,301
Goodyear Tire & Rubber Co./The	29,500	662,275
Home Depot, Inc. (The)	19,000	1,441,150
Johnson Controls, Inc.	14,300	593,450
McDonald’s Corp.	9,380	902,450
Ross Stores, Inc.	2,600	189,280
Time Warner, Inc.	12,200	802,882
Walt Disney Co. (The)	22,000	1,418,780
Wyndham Worldwide Corp.	11,000	670,670

		8,335,318
Consumer Staples 9.54%
Altria Group, Inc.	25,700	882,795
Estee Lauder Cos., Inc.(The), Class A	7,900	552,210
Hershey Co.(The)	4,000	370,000
Kimberly-Clark Corp.	3,200	301,504
Kraft Foods Group, Inc.	5,499	288,368
Kraft Foods Group, Inc., Class A	16,500	518,430
PepsiCo, Inc.	13,250	1,053,375
Philip Morris International, Inc.	12,500	1,082,375
Procter & Gamble Co.	9,900	748,341
Wal-Mart Stores, Inc.	6,424	475,119

		6,272,517
Energy 10.73%
Apache Corp.	3,000	255,420
Chevron Corp.	4,000	486,000
ConocoPhillips	15,100	1,049,601
Devon Energy Corp.	5,100	294,576
Ensco PLC	1,400	75,250
Enterprise Products Partners LP	5,648	344,754
EOG Resources, Inc.	950	160,816
Exxon Mobil Corp.	12,800	1,101,312
Halliburton Co.	7,100	341,865
Helmerich & Payne, Inc.	1,600	110,320
Kinder Morgan, Inc.	2,700	96,039
Marathon Oil Corp.	5,000	174,400
Marlin Midstream Partners LP *	7,500	134,625
Schlumberger Ltd.	12,575	1,111,127
Spectra Energy Partners LP	6,500	285,220
Suncor Energy, Inc.	4,000	143,120
Targa Resources Partners LP	4,700	241,909
Tesoro Corp.	2,000	87,960
Valero Energy Corp.	8,700	297,105
Williams Partners LP	5,000	264,400

		7,055,819

Financials 11.93%
American Express Co.	10,000	755,200
Bank of America Corp.	53,100	732,780
Blackstone Group LP	5,000	124,450
Capital One Financial Corp.	2,500	171,850
Citigroup, Inc.	14,500	703,395
Genworth Financial, Inc., Class A *	8,000	102,320
Goldman Sachs Group, Inc.(The)	4,615	730,139
Hartford Financial Services Group, Inc.(The)	14,000	435,680
JPMorgan Chase & Co.	22,927	1,185,097
MetLife, Inc.	6,875	322,781
Oaktree Capital Group LLC	7,300	382,155
Prudential Financial, Inc.	3,000	233,940
Travelers Cos., Inc.(The)	4,500	381,465
U.S. Bancorp	9,700	354,826
Wells Fargo & Co.	29,686	1,226,626

		7,842,704
Health Care 14.20%
AbbVie, Inc.	7,300	326,529
Actavis, Inc. *	6,150	885,600
Bristol-Myers Squibb Co.	5,000	231,400
Celgene Corp. *	3,000	461,790
Covidien PLC	10,700	652,058
Express Scripts Holding Co. *	4,668	288,389
Gilead Sciences, Inc. *	8,200	515,288
HCA Holdings, Inc. *	4,500	192,375
Johnson & Johnson	12,510	1,084,492
McKesson Corp.	6,000	769,800
Merck & Co., Inc.	15,500	737,955
Mylan, Inc. *	12,700	484,759
Pfizer, Inc.	28,300	812,493
Thermo Fisher Scientific, Inc.	2,700	248,805
UnitedHealth Group, Inc.	15,800	1,131,438
Warner Chilcott PLC, Class A	22,500	514,125

		9,337,296
Industrials 10.26%
3M Co.	9,350	1,116,483
Boeing Co.(The)	9,630	1,131,525
Caterpillar, Inc.	3,000	250,110
CSX Corp.	42,750	1,100,385
Dover Corp.	2,200	197,626
General Electric Co.	50,381	1,203,602
Masco Corp.	5,000	106,400
Pentair, Inc.	1,847	119,944
Terex Corp. *	5,500	184,800

Tyco International Ltd.	7,700	269,346
United Parcel Service, Inc., Class B	5,726	523,185
United Technologies Corp.	4,300	463,626
US Airways Group Inc *	4,200	79,632

		6,746,664
Information Technology 15.39%
Accenture PLC, Class A	8,700	640,668
Adobe Systems, Inc. *	4,200	218,148
Apple, Inc.	3,800	1,811,650
CA, Inc.	10,000	296,700
Cisco Systems, Inc.	18,500	433,270
EMC Corp.	10,300	263,268
Fidelity National Information Services, Inc.	2,900	134,676
Hewlett-Packard Co.	8,000	167,840
Intel Corp.	26,400	605,088
International Business Machines Corp.	2,858	529,244
Microsoft Corp.	32,050	1,067,585
NetApp, Inc.	3,000	127,860
Oracle Corp.	30,800	1,021,636
Paychex, Inc.	3,900	158,496
QUALCOMM, Inc.	7,500	505,200
Symantec Corp.	29,100	720,225
Texas Instruments, Inc.	14,925	601,030
Visa, Inc., Class A	3,350	640,185
Xerox Corp.	17,500	180,075

		10,122,844
Materials 3.56%
Dow Chemical Co.(The)	8,650	332,160
Du Pont (E.I.) de Nemours & Co.	13,500	790,560
Freeport-McMoRan Copper & Gold, Inc.	6,000	198,480
LyondellBasell Industries N.V.	2,200	161,106
Nucor Corp.	2,000	98,040
Packaging Corp. of America	13,380	763,864

		2,344,210
Real Estate Investment Trust 1.93%
Kimco Realty Corp.	11,890	239,940
ProLogis, Inc.	7,588	285,461
Simon Property Group, Inc.	3,109	460,847
Starwood Property Trust Inc	11,700	280,449

		1,266,697
Telecommunication Services 2.84%
AT&T, Inc.	25,350	857,337
CenturyLink, Inc.	1,800	56,484
Verizon Communications, Inc.	20,440	953,730

		1,867,551
Utilities 1.22%
Duke Energy Corp.	1,100	73,458
NextEra Energy, Inc.	2,000	160,320
Wisconsin Energy Corp.	14,100	569,358

		803,136
Total Common Stocks (Cost 43,367,923)		61,994,756

Preferred Stocks 2.97%
Energy 0.68%
Callon Petroleum Co, Series A, 10.00%	5,000	215,800
Miller Energy Resources Inc, Series C, 10.75%	5,000	133,700
Miller Energy Resources Inc, Series D, 10.50%	2,000	49,000
Tsakos Energy Navigation Ltd, Series B, 8.00%	2,000	48,300

		446,800
Financials 1.29%
Aegon NV, 6.38%	5,000	116,000
Aegon NV, 8.00%	3,000	81,960
American Financial Group, Inc., 6.38%	5,000	118,650
Arlington Asset Investment Corp, 6.63%	4,000	87,320
BGC Partners, Inc., 8.13%	5,000	127,900
General Electric Capital Corp., 4.70%	3,500	71,575
KKR Financial Holdings LLC, Series A, 7.38%	3,000	75,000
Ladenburg Thalmann Financial Services Inc, Series A, 8.00%	7,000	168,000

		846,405
Real Estate Investment Trust 0.39%
Arbor Realty Trust Inc, Series B, 7.75%	2,000	46,800
Senior Housing Properties Trust, 5.63%	2,500	51,350
Taubman Centers, Inc., Series J, 6.50%	2,500	59,300
Vornado Realty Trust, Series J, 6.88%	4,000	100,600

		258,050
Telecommunication Services 0.55%
Qwest Corp., 7.00%	5,000	120,150
Telephone & Data Systems, Inc., 7.00%	4,000	99,320
United States Cellular Corp., 6.95%	5,742	138,727

		358,197
Utilities 0.06%
Duke Energy Corp., 5.13%	2,000	41,720

Total Preferred Stocks (Cost 2,006,121)		1,951,172

	Shares
Money Market 2.74%
Fidelity Institutional Money Market—Prime Money Market Portfolio, Institutional Class, 0.05%	1,804,612	1,804,612
Total Money Market (Cost 1,804,612)		1,804,612
Total Investments – 99.98% (Cost 47,178,656)		65,750,540
Other Assets in Excess of Liabilities – 0.02%		11,775

NET ASSETS – 100.00%		65,762,315

*	Non-income producing security.

LP — Limited Partnership

SOA High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS | September 30, 2013 (Unaudited)

	Principal Amount	Market Value
Municipal Bonds 99.48%
Alabama 0.66%
Cullman County Health Care Authority, Refunding Revenue Bonds, Series A, Callable 02/01/19 @ 100, (OID), 6.75%, 02/01/29	100,000	$103,182
University of Alabama/The, University & College Improvements, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, (OID), 3.50%, 07/01/42	1,000,000	763,060

		866,242
Alaska 0.45%
Alaska Housing Finance Corp., Revenue Bonds, Series A, Callable 06/01/21 @ 100, (OID), 4.25%, 12/01/40	100,000	94,450
Alaska Housing Finance Corp., Revenue Bonds, Series A, Callable 06/01/21 @ 100, (OID), 4.13%, 12/01/37	100,000	94,929
Northern TOB Securitization Corp., Refunding Revenue Bonds, Series A, Callable 06/01/14 @ 100, (OID), 5.00%, 06/01/32	500,000	401,095

		590,474
Arizona 0.16%
Arizona Health Facilities Authority, Refunding Revenue Bonds, Series D, Callable 07/01/19 @ 100, (OID), 5.00%, 07/01/28	100,000	102,959
State of Arizona, Public Improvements Revenue Bonds, Series A, Callable 01/01/20 @ 100, (AGM), 5.00%, 07/01/28	100,000	106,039

		208,998
California 3.01%
Bay Area Toll Authority, Highway Improvements, Revenue Bonds, Callable 10/01/20 @ 100, 5.00%, 10/01/27	250,000	269,070
California Educational Facilities Authority, University & College Improvements, Revenue Bonds, Callable 10/01/21 @ 100, (OID), 6.13%, 10/01/30	250,000	290,310
California State Public Works Board, University & College Improvements, Revenue Bonds, Series H, Callable 04/01/22 @ 100, (OID), 4.00%, 04/01/37	250,000	213,265
City of Los Angeles Wastewater System Revenue, Refunding Revenue Bonds, Subseries B, Callable 06/01/22 @ 100, (OID), 3.38%, 06/01/29	100,000	89,946
County of San Bernardino, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100, 5.50%, 08/01/22	250,000	277,112
County of San Bernardino, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100, (OID), 5.25%, 08/01/26	50,000	52,686
Golden State Tobacco Securitization Corp., Refunding Revenue Bonds, Series A-1, Callable 06/01/17 @ 100, 5.75%, 06/01/47	30,000	23,054
Huntington Beach Public Financing Authority, Public Improvements, Revenue Bonds, Callable 09/01/21 @ 100, (OID), 4.50%, 09/01/31	250,000	245,465
State of California, Public Improvements, General Obligation Unltd, Callable 04/01/19 @ 100, (OID), 6.00%, 04/01/38	100,000	113,897
State of California, Port, Airport & Marina Improvements, General Obligation Unltd, Callable 11/01/20 @ 100, (OID), 5.25%, 11/01/30	250,000	267,657
State of California, Refunding Bonds, General Obligation Unltd, Callable 06/01/17 @ 100, 5.00%, 06/01/32	500,000	513,415
State of California, Refunding Bonds, General Obligation Unltd, Callable 08/01/18 @ 100, (OID), 5.00%, 08/01/34	500,000	515,085

State of California, Refunding Bonds, General Obligation Unltd, Callable 02/01/22 @ 100, 4.38%, 02/01/38	500,000	460,640
University of California, University & College Improvements, Revenue Bonds, Series A, Callable 05/15/15 @ 101, (BHAC-CR) (MBIA) (OID), 4.50%, 05/15/47	475,000	446,794
Washington Township Health Care District, Hospital Improvements, General Obligation Unltd, Series A, Callable 08/01/19 @ 100, (OID), 5.25%, 08/01/28	140,000	148,935
Washington Township Health Care District, Hospital Improvements, General Obligation Unltd, Series A, Callable 08/01/19 @ 100, (OID), 5.00%, 08/01/20	20,000	22,419

		3,949,750
Colorado 0.47%
Colorado Health Facilities Authority, Refunding Revenue Bonds, Series B, Callable 01/01/20 @ 100, 5.25%, 01/01/30	100,000	106,499
Montrose Memorial Hospital, Hospital Improvements, Revenue Bonds, Callable 12/01/13 @ 102, (OID), 6.00%, 12/01/33	500,000	511,320

		617,819
Connecticut 6.44%
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries G-1, Callable 11/15/21 @ 100, (OID), 3.75%, 11/15/55	250,000	190,855
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series F-1, Callable 11/15/21 @ 100, (OID), 3.30%, 11/15/37	250,000	199,968
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries E-1, Callable 05/15/20 @ 100, (GO OF AUTH), 4.88%, 11/15/46	100,000	101,549
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries D-1, Callable 05/15/20 @ 100, (GO OF AUTH), 4.38%, 11/15/31	90,000	88,394
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries D-2, Callable 05/15/21 @ 100, 4.15%, 05/15/42	280,000	254,775
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries D-1, Callable 05/15/21 @ 100, 4.00%, 11/15/34	250,000	225,673
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series G, Callable 05/15/22 @ 100, 3.05%, 05/15/31	250,000	218,348
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.88%, 11/15/38	750,000	667,335
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.25%, 11/15/27	150,000	141,873
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries B-1, Callable 05/15/21 @ 100, (GO OF AUTH), 3.35%, 05/15/28	250,000	244,330
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.75%, 11/15/35	500,000	447,280
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.50%, 05/15/31	250,000	234,240
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series B-2, Callable 05/15/21 @ 100, (GO OF AUTH), 5.00%, 11/15/41	70,000	71,014
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series E-2, Callable 05/15/21 @ 100, (GO OF AUTH) (OID), 4.63%, 11/15/41	230,000	229,809
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Subseries F-1, Callable 05/15/21 @ 100, (GO OF AUTH), 4.63%, 11/15/41	215,000	216,570
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series B-2, Callable 05/15/21 @ 100, (GO OF AUTH), 4.90%, 11/15/36	450,000	457,123
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Series P, Callable 07/01/20 @ 100, 5.00%, 07/01/28	100,000	107,013
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 07/01/21 @ 100, 5.00%, 07/01/32	385,000	403,083

Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Series O, Callable 07/01/20 @ 100, (OID), 4.75%, 07/01/30	100,000	103,492
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Callable 07/01/18 @ 100, (BHAC-CR) (NATL-RE) (OID), 5.00%, 07/01/37	250,000	257,637
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Series O, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/40	125,000	127,644
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, (OID), 4.25%, 07/01/31	500,000	471,940
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, (OID), 4.50%, 07/01/38	500,000	440,365
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, 5.00%, 07/01/42	500,000	500,665
Connecticut State Health & Educational Facility Authority, Private Primary Schools, Revenue Bonds, Series C, Callable 07/01/22 @ 100, 4.00%, 07/01/33	100,000	92,107
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Series B, Callable 07/01/21 @ 100, (AGM) (OID), 4.00%, 07/01/37	250,000	222,820
State of Connecticut, Public Improvements, General Obligation Unltd, Series B, Callable 04/15/22 @ 100, 4.00%, 04/15/32	250,000	245,180
State of Connecticut Special Tax Revenue, Revenue Bonds, Callable 11/01/20 @ 100, 5.00%, 11/01/22	100,000	116,053
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 01/01/23 @ 100, 5.00%, 01/01/28	445,000	493,598
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 01/01/23 @ 100, 3.00%, 01/01/33	1,000,000	819,970
University of Connecticut, University & College Improvements, Revenue Bonds, Series A, Callable 02/15/20 @ 100, (GO OF UNIVERSITY), 5.00%, 02/15/28	50,000	55,145

		8,445,848
District of Columbia 0.86%
District of Columbia, Hospital Improvements, Revenue Bonds, Subseries 2, Callable 07/15/18 @ 101, (AGM), 5.45%, 07/15/35	515,000	526,994
District of Columbia Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 06/15/23 @ 100, (Fanni Mae), 4.45%, 06/15/31	320,000	319,594
District of Columbia Housing Finance Agency, State Single-Family Housing, Revenue Bonds, Callable 12/01/21 @ 100, (Fanni Mae), 4.90%, 06/01/40	280,000	279,154

		1,125,742
Florida 5.04%
Citizens Property Insurance Corp., Miscellaneous Purposes, Revenue Bonds, Series A-1, 4.75%, 06/01/20	150,000	166,502
City of Jacksonville , Public Improvements, Revenue Bonds, Series A, Callable 10/01/19 @ 100, (OID), 4.75%, 10/01/34	200,000	203,126
City of Miami, Parking Facility Improvements, Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/35	105,000	107,991
City of Miami, Parking Facility Improvements, Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/39	125,000	126,760
City of Miami Parking System Revenue, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.35%, 10/01/39	500,000	508,710
County of Miami-Dade, Hospital Improvements, Revenue Bonds, Callable 06/01/19 @ 100, (OID), 5.75%, 06/01/39	110,000	110,888

County of Miami-Dade, Refunding Revenue Bonds, Subseries B, Callable 10/01/22 @ 100, (OID), 4.00%, 10/01/37	250,000	217,775
County of Miami-Dade, Public Improvements, General Obligation Unltd, Series B-1, Callable 07/01/18 @ 100, (OID), 5.63%, 07/01/38	250,000	270,750
County of Miami-Dade, Recreational Facility Improvements, Revenue Bonds, Series C, Callable 10/01/19 @ 100, (OID), 5.38%, 10/01/28	250,000	263,125
County of Miami-Dade Aviation Revenue, Port, Airport & Marina Improvements, Revenue Bonds, Series A, Callable 10/01/20 @ 100, (OID), 5.25%, 10/01/30	150,000	156,413
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/20 @ 100, (OID), 5.75%, 08/15/29	160,000	168,602
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Series A, 5.00%, 08/15/14	100,000	103,018
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/20 @ 100, (OID), 5.50%, 08/15/24	250,000	268,890
Florida Gulf Coast University Financing Corp., University & College Improvements, Revenue Bonds, Series A, Callable 02/01/21 @ 100, 5.00%, 02/01/28	100,000	103,654
Florida Higher Educational Facilities Financial Authority, University & College Improvements, Refunding Revenue Bonds, Callable 04/01/21 @ 100, (OID), 6.00%, 04/01/26	130,000	138,796
Florida Housing Finance Corp., State Single-Family Housing, Revenue Bonds, Series 2, Callable 07/01/19 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 5.00%, 07/01/39	95,000	99,005
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, Series D, Callable 10/01/21 @ 100, (AGM) (OID), 5.50%, 10/01/41	100,000	103,728
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, Series D, Callable 10/01/21 @ 100, (AGM) (OID), 5.25%, 10/01/33	100,000	104,511
FSU Financial Assistance, Inc., Refunding Revenue Bonds, Series A, Callable 10/01/22 @ 100, 5.00%, 10/01/30	500,000	517,200
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements, Revenue Bonds, Series A, Callable 10/01/20 @ 100, 5.00%, 10/01/25	200,000	222,666
Hillsborough County Industrial Development Authority, School Improvements, Revenue Bonds, Callable 05/15/17 @ 100, 5.13%, 05/15/37	250,000	218,283
JEA Electric System Revenue, Refunding Revenue Bonds, Subseries A, Callable 10/01/18 @ 100, 3.00%, 10/01/26	300,000	245,025
JEA Electric System Revenue, Refunding Revenue Bonds, Subseries A, Callable 10/01/18 @ 100, 3.00%, 10/01/26	100,000	88,211
JEA Electric System Revenue, Revenue Bonds, Series THREE-B, Callable 10/01/17 @ 100, (OID), 3.75%, 10/01/39	500,000	417,225
JEA Water & Sewer System Revenue, Revenue Bonds, Series B, Callable 10/01/17 @ 100, (OID), 4.00%, 10/01/41	515,000	442,648
JEA Water & Sewer System Revenue, Revenue Bonds, Subseries B, Callable 10/01/17 @ 100, (OID), 3.88%, 10/01/37	250,000	209,010
Miami-Dade County Educational Facilities Authority, University & College Improvements, Revenue Bonds, Series B, (AMBAC), 5.25%, 04/01/31	260,000	279,833
North Sumter County Utility Dependent District, Water & Utility Improvements, Revenue Bonds, Callable 10/01/20 @ 100, (AGM) (OID), 5.38%, 10/01/40	400,000	404,292
Orange County Health Facilities Authority, Hospital Improvements, Revenue Bonds, 5.25%, 10/01/19	160,000	182,536
Palm Beach County School District, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/21 @ 100, 5.00%, 08/01/24	45,000	50,172
Tampa-Hillsborough County Expressway Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 07/01/37	100,000	102,268

		6,601,613

Georgia 1.45%
Albany-Dougherty Inner City Authority, University & College Improvements, Revenue Bonds, Callable 07/01/20 @ 100, 5.00%, 07/01/35	250,000	257,332
Albany-Dougherty Payroll Development Authority, University & College Improvements, Revenue Bonds, Callable 06/15/20 @ 100, (AGM) (OID), 5.50%, 06/15/36	325,000	349,232
City of Atlanta, Refunding Revenue Bonds, Series B, Callable 11/01/19 @ 100, (AGM) (OID), 5.38%, 11/01/39	250,000	258,687
Fulton County Development Authority, Refunding Revenue Bonds, Callable 10/01/22 @ 100, (OID), 4.25%, 10/01/37	100,000	92,751
Fulton County Development Authority, Refunding Revenue Bonds, 5.00%, 10/01/22	150,000	170,832
Fulton County Development Authority, University & College Improvements, Revenue Bonds, Callable 04/01/21 @ 100, (OID), 5.75%, 10/01/31	50,000	55,311
Fulton County Development Authority, University & College Improvements, Revenue Bonds, Callable 04/01/21 @ 100, (OID), 5.75%, 10/01/41	250,000	273,350
Georgia Housing & Finance Authority, State Single-Family Housing, Revenue Bonds, Series A-1, Callable 12/01/21 @ 100, 4.00%, 12/01/37	500,000	443,210

		1,900,705
Hawaii 0.03%
Hawaii Pacific Health, Hospital Improvements, Revenue Bonds, Series B, Callable 07/01/20 @ 100, (OID), 5.75%, 07/01/40	40,000	41,720

Illinois 3.39%
Chicago Board of Education, School Improvements, General Obligation Unltd, Series A, Callable 12/01/22 @ 100, 5.00%, 12/01/42	2,300,000	2,052,428
City of Chicago, Local Multi-Family Housing, Revenue Bonds, Callable 08/01/20 @ 100, (Freddie Mac), 4.75%, 02/01/31	250,000	253,917
City of Chicago, Refunding Bonds, General Obligation Unltd, Series C, Callable 01/01/22 @ 100, 4.00%, 01/01/30	500,000	426,405
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/21 @ 100, (OID), 5.88%, 08/15/34	100,000	107,510
Illinois Finance Authority, University & College Improvements, Revenue Bonds, Series A, Callable 10/01/21 @ 100, 4.00%, 10/01/33	300,000	280,545
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100, (OID), 6.00%, 08/15/38	175,000	185,211
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/18 @ 100, (OID), 5.25%, 08/15/47	250,000	250,940
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100, (OID), 5.50%, 08/15/24	215,000	230,710
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, Callable 06/01/21 @ 100, (OID), 6.00%, 06/01/28	250,000	266,712
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, (OID), 5.13%, 06/01/19	250,000	276,912
University of Illinois, University & College Improvements, Revenue Bonds, Series A, Callable 04/01/21 @ 100, 5.50%, 04/01/31	100,000	108,151

		4,439,441
Indiana 2.16%
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100, (OID), 5.25%, 12/01/38	265,000	272,274
Indiana Finance Authority, Water & Sewer Improvements, Revenue Bonds, Series C, Callable 02/01/23 @ 100, 4.00%, 02/01/32	250,000	246,473

Indiana Finance Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/19 @ 100, (OID), 5.25%, 11/01/39	250,000	252,970
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 05/01/19 @ 100, (OID), 5.75%, 05/01/31	100,000	106,915
Town of Munster , Public Improvements, Tax Allocation Bonds, Callable 07/15/21 @ 100, (OID), 5.13%, 01/15/31	2,000,000	1,947,300

		2,825,932
Iowa 0.41%
Iowa Finance Authority, Hospital Improvements, Revenue Bonds, Callable 08/01/22 @ 100, 4.75%, 08/01/42	250,000	210,670
Iowa State Finance Authority, Revenue Bonds, Series A, Callable 08/15/19 @ 100, (OID), 5.38%, 08/15/29	300,000	322,989

		533,659
Kansas 0.19%
Kansas Development Finance Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, 5.00%, 01/01/35	250,000	254,270

Kentucky 0.21%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 09/01/20 @ 100, (AGM), 5.00%, 09/01/23	250,000	272,997

Louisiana 0.60%
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Series A, Callable 02/01/23 @ 100, (OID), 4.00%, 02/01/48	500,000	414,220
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Series A, Callable 02/01/23 @ 100, 5.00%, 02/01/35	100,000	102,390
Louisiana Public Facilities Authority, Refunding Revenue Bonds, Series A, Callable 07/01/19 @ 100, (OID), 6.00%, 07/01/29	250,000	270,485

		787,095
Maine 0.84%
Maine Governmental Facilities Authority, Public Improvements, Revenue Bonds, Series A, Callable 10/01/23 @ 100, 4.00%, 10/01/33	200,000	181,864
Maine Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, Callable 07/01/22 @ 100, (OID), 3.63%, 07/01/41	500,000	409,515
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series D-2, Callable 11/15/22 @ 100, 4.50%, 11/15/37	250,000	238,310
Maine State Housing Authority, Local Single-Family Housing, Revenue Bonds, Series C, Callable 01/15/19 @ 100, 5.00%, 11/15/29	100,000	103,462
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series B, Callable 11/15/22 @ 100, 3.45%, 11/15/32	100,000	87,249
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series B, Callable 11/15/22 @ 100, 3.60%, 11/15/36	100,000	85,048

		1,105,448
Maryland 2.36%
Maryland Community Development Administration, State Single-Family Housing, Revenue Bonds, Series C, Callable 09/01/18 @ 100, 4.55%, 09/01/39	500,000	475,865
Maryland Community Development Administration, State Single-Family Housing, Revenue Bonds, Series B, Callable 09/01/18 @ 100, 4.75%, 09/01/39	250,000	250,370

Maryland Community Development Administration, Refunding Revenue Bonds, Series B, Callable 03/01/20 @ 100, 5.13%, 09/01/30	350,000	360,675
Maryland Economic Development Corp., Port, Airport & Marina Improvements, Revenue Bonds, Series B, Callable 06/01/20 @ 100, (OID), 5.75%, 06/01/35	445,000	449,886
Maryland Economic Development Corp., Port, Airport & Marina Improvements, Revenue Bonds, Series B, Callable 06/01/20 @ 100, (OID), 5.38%, 06/01/25	500,000	524,030
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 05/15/16 @ 100, 5.25%, 05/15/46	165,000	165,150
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 05/15/20 @ 100, (OID), 4.63%, 05/15/35	60,000	59,310
Montgomery County Housing Opportunites Commission, Local Multi-Family Housing, Revenue Bonds, Series B-1, Callable 07/01/20 @ 100, 5.00%, 07/01/31	250,000	256,452
Montgomery County Housing Opportunites Commission, Revenue Bonds, Series B, Callable 01/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 3.63%, 07/01/33	600,000	550,026

		3,091,764
Massachusetts 1.41%
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, (OID), 5.25%, 01/01/29	75,000	77,204
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, (OID), 5.20%, 01/01/27	185,000	192,888
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, Series C, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/30	100,000	99,432
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, Series C, 4.25%, 07/01/18	150,000	156,405
Massachusetts Housing Finance Agency, State Single-Family Housing, Revenue Bonds, Series 159, Callable 12/01/21 @ 100, 4.05%, 12/01/32	250,000	243,480
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series C, Callable 06/01/19 @ 100, 5.13%, 12/01/39	100,000	102,005
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series A, Callable 06/01/20 @ 100, (FHA) (INS), 5.25%, 12/01/35	175,000	179,132
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series C, Callable 06/01/19 @ 100, 4.85%, 12/01/29	100,000	103,857
Massachusetts Housing Finance Agency, Revenue Bonds, Series B, Callable 12/01/22 @ 100, 3.50%, 12/01/31	300,000	275,061
Massachusetts Housing Finance Agency, State Single-Family Housing, Revenue Bonds, Series 162, Callable 06/01/22 @ 100, (Freddie Mac) (Fanni Mae), 3.50%, 12/01/42	100,000	76,101
Massachusetts State College Building Authority, University & College Improvements, Revenue Bonds, Series C, Callable 05/01/22 @ 100, 3.00%, 05/01/34	150,000	118,230
Massachusetts Water Pollution Abatement Trust/The, Refunding Revenue Bonds, Subseries 16B, Callable 08/01/20 @ 100, 4.00%, 08/01/42	250,000	219,733

		1,843,528
Michigan 3.11%
Michigan Public Educational Facilities Authority, School Improvements, Refunding Revenue Bonds, Series A, Callable 12/01/15 @ 100, 6.00%, 12/01/35	500,000	450,275
Michigan State Building Authority, Refunding Revenue Bonds, Series 1-A, Callable 10/15/21 @ 100, (OID), 5.38%, 10/15/36	100,000	104,132
Michigan State Building Authority, Refunding Revenue Bonds, Series 1-A, Callable 10/15/21 @ 100, (OID), 5.20%, 10/15/31	750,000	783,510
Michigan State Hospital Finance Authority, Refunding Revenue Bonds, Callable 11/15/19 @ 100, (OID), 5.63%, 11/15/29	100,000	107,667

Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, Series A2, Callable 04/01/22 @ 100, (GO OF AUTH), 4.50%, 10/01/36	710,000	679,576
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, Series A, Callable 06/01/21 @ 100, (GO OF AUTH), 4.60%, 12/01/26	135,000	137,525
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, Series A, Callable 06/01/18 @ 100, (OID), 6.88%, 06/01/42	250,000	235,285
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes, Revenue Bonds, Series A, Callable 06/01/17 @ 100, (OID), 6.00%, 06/01/48	595,000	452,135
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Series W, Callable 08/01/19 @ 100, 6.38%, 08/01/29	250,000	282,655
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Series W, Callable 08/01/14 @ 100, 6.00%, 08/01/29	250,000	256,427
Western Michigan University, University & College Improvements, Revenue Bonds, Callable 11/15/21 @ 100, 5.00%, 11/15/26	550,000	584,639

		4,073,826
Minnesota 0.16%
City of St. Cloud , Refunding Revenue Bonds, Series A, Callable 05/01/15 @ 100, (OID), 5.00%, 05/01/25	200,000	205,864

Mississippi 0.20%
Mississippi Hospital Equipment & Facilities Authority, Refunding Revenue Bonds, Callable 01/01/20 @ 100, 5.25%, 01/01/30	250,000	264,130

Missouri 0.39%
Hanley Road Corridor Transportation Development District, Refunding Revenue Bonds, Series A, Callable 10/01/19 @ 100, (OID), 5.88%, 10/01/36	275,000	292,182
Missouri Housing Development Commission, State Single-Family Housing, Revenue Bonds, Series D, Callable 09/01/19 @ 100, (Fannie Mae) (Ginnie Mae), 4.70%, 03/01/35	145,000	145,663
Missouri State Health & Educational Facilities Authority, Health, Hospital & Nursing Home Improvements, Revenue Bonds, Callable 11/15/22 @ 100, (OID), 3.75%, 11/15/39	100,000	79,936

		517,781
Nebraska 0.21%
Nebraska Public Power District, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 01/01/22 @ 100, 5.00%, 01/01/25	250,000	281,985

Nevada 0.11%
City of Reno, Hospital Improvements, Revenue Bonds, Callable 06/01/18 @ 100, (AMBAC) (OID), 5.50%, 06/01/28	50,000	52,228
Nevada Housing Division, State Single-Family Housing, Revenue Bonds, Series I, Callable 04/01/20 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 4.40%, 04/01/27	95,000	94,303

		146,531
New Hampshire 0.27%
New Hampshire Health & Education Facilities Authority Revenue, Refunding Revenue Bonds, Callable 01/01/15 @ 100, (ACA), 5.00%, 01/01/36	250,000	236,813
New Hampshire Health & Education Facilities Authority Revenue, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (FHA), 6.25%, 04/01/26	100,000	112,795

		349,608

New Jersey 10.02%
Essex County Improvement Authority, Public Improvements, Revenue Bonds, Series B, Callable 11/01/20 @ 100, (AGM) (OID), 5.75%, 11/01/30	250,000	269,695
Hudson County Improvement Authority, Refunding Revenue Bonds, (AGM), 5.40%, 10/01/25	150,000	170,619
New Jersey Economic Development Authority, Refunding Revenue Bonds, Series GG, Callable 03/01/21 @ 100, (State Appropriation) (OID), 5.25%, 09/01/26	855,000	941,355
New Jersey Economic Development Authority, Revenue Bonds, Callable 03/01/23 @ 100, 5.00%, 03/01/31	250,000	260,077
New Jersey Economic Development Authority, School Improvements, Revenue Bonds, Series CC-2, Callable 06/15/20 @ 100, 5.00%, 12/15/32	100,000	103,033
New Jersey Educational Facilities Authority, Revenue Bonds, Series B, Callable 07/01/22 @ 100, 4.00%, 07/01/32	500,000	449,910
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Callable 07/01/21 @ 100, (OID), 6.00%, 07/01/37	200,000	222,876
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Series A, Callable 07/01/18 @ 100, (OID), 5.00%, 07/01/27	275,000	286,880
New Jersey Health Care Facilities Financing Authority, Hospital Improvements, Revenue Bonds, Callable 10/01/19 @ 100, (State Appropriation) (OID), 5.75%, 10/01/31	545,000	604,885
New Jersey Health Care Facilities Financing Authority, Hospital Improvements, Revenue Bonds, Callable 01/01/14 @ 100, (OID), 5.38%, 07/01/29	500,000	502,475
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Series 2, Callable 12/01/20 @ 100, (OID), 5.00%, 12/01/36	65,000	64,731
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @ 100, 5.25%, 12/01/32	100,000	102,745
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @ 100, 5.25%, 12/01/28	230,000	238,676
New Jersey Housing & Mortgage Finance Agency, State Single-Family Housing, Revenue Bonds, Series CC, Callable 04/01/19 @ 100, 5.00%, 10/01/34	110,000	112,651
New Jersey State Turnpike Authority, Highway Improvements, Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 01/01/31	200,000	209,656
New Jersey State Turnpike Authority, Highway Improvements, Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 01/01/32	500,000	522,285
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/22 @ 100, 5.00%, 06/15/42	4,185,000	4,255,559
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/21 @ 100, (State Appropriation), 5.00%, 06/15/22	100,000	113,361
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series AA, Callable 06/15/22 @ 100, 5.00%, 06/15/38	1,105,000	1,127,586
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series B, Callable 06/15/21 @ 100, (OID), 5.00%, 06/15/42	200,000	202,536
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/21 @ 100, (State Appropriation) (OID), 5.25%, 06/15/31	220,000	231,792
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series AA, Callable 06/15/22 @ 100, (OID), 3.25%, 06/15/38	350,000	252,168
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series AA, Callable 06/15/22 @ 100, 3.00%, 06/15/29	250,000	205,705
Newark Housing Authority, Public Improvements, Revenue Bonds, Callable 12/01/19 @ 100, 6.75%, 12/01/38	750,000	864,240
Tenafly School District, Refunding Bonds, General Obligation Unltd, Callable 07/15/22 @ 100, (OID), 3.00%, 07/15/30	250,000	206,450
Tenafly School District, Refunding Bonds, General Obligation Unltd, Callable 07/15/22 @ 100, (OID), 3.00%, 07/15/29	250,000	211,060
Tobacco Settlement Financing Corp., Refunding Bonds, Revenue Bonds, Series 1A, Callable 06/01/17 @ 100, (OID), 5.00%, 06/01/41	550,000	393,976

		13,126,982

New Mexico 1.30%
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/19 @ 100, 5.13%, 08/01/35	445,000	460,241
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/19 @ 100, (OID), 5.00%, 08/01/39	225,000	226,908
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/22 @ 100, (OID), 4.00%, 08/01/42	500,000	405,230
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (FHA) (Fannie Mae) (Ginnie Mae) (GTD) (INS), 3.55%, 09/01/32	235,000	196,852
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 3.50%, 09/01/27	235,000	222,700
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (FHA) (Fannie Mae) (Ginnie Mae) (GTD) (INS), 3.25%, 09/01/27	140,000	123,693
Village of Los Ranchos de Albuquerque, Refunding Revenue Bonds, Callable 09/01/20 @ 100, (OID), 4.50%, 09/01/40	75,000	72,387

		1,708,011
New York 22.81%
City of New York, Refunding Bonds, General Obligation Unltd, Series E, Callable 02/01/23 @ 100, 4.00%, 08/01/32	250,000	242,260
City of New York, Public Improvements, General Obligation Unltd, Series A-1, Callable 08/01/21 @ 100, (OID), 4.50%, 08/01/35	500,000	502,265
Hudson Yards Infrastructure Corp., Transit Improvements, Revenue Bonds, Series A, Callable 02/15/17 @ 100, 5.00%, 02/15/47	60,000	60,052
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, Series A, Callable 02/15/21 @ 100, 5.25%, 02/15/47	200,000	204,646
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, Series A, Callable 02/15/21 @ 100, 5.75%, 02/15/47	250,000	265,052
Long Island Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 04/01/19 @ 100, (OID), 5.75%, 04/01/39	250,000	267,445
Long Island Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 05/01/21 @ 100, (AGM), 5.00%, 05/01/36	125,000	127,523
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series H, Callable 11/15/22 @ 100, 3.63%, 11/15/37	300,000	240,438
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D-1, Callable 11/01/22 @ 100, (OID), 3.75%, 11/01/29	500,000	459,265
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, 5.00%, 11/15/36	250,000	255,337
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series A, Callable 11/15/22 @ 100, 4.00%, 11/15/31	250,000	245,875
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series B, Callable 05/15/23 @ 100, 5.00%, 11/15/33	100,000	103,705
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series A, Callable 05/15/23 @ 100, 4.00%, 11/15/33	100,000	89,235
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/20 @ 100, (OID), 5.25%, 11/15/34	500,000	520,125
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series C, Callable 05/15/23 @ 100, 5.00%, 11/15/32	500,000	521,700
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series C, Callable 05/15/23 @ 100, (OID), 4.00%, 11/15/33	665,000	591,271

Metropolitan Transportation Authority, Refunding Revenue Bonds, Series D, Callable 11/15/23 @ 100, 5.25%, 11/15/28	50,000	55,156
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, (OID), 4.88%, 11/15/46	100,000	97,665
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, (OID), 4.75%, 11/15/36	250,000	248,945
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series A, Callable 11/15/21 @ 100, (OID), 5.00%, 11/15/37	250,000	254,492
Monroe County Industrial Development Corp., Hospital Improvements, Revenue Bonds, Callable 02/15/21 @ 100, (FHA) (INS), 5.75%, 08/15/35	250,000	275,317
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series D-1-A, Callable 05/01/20 @ 100, 4.85%, 11/01/35	250,000	252,372
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series C, Callable 11/01/19 @ 100, 4.95%, 05/01/47	500,000	502,585
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series L-1, Callable 03/16/20 @ 100, 4.90%, 11/01/40	250,000	251,367
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series G, Callable 11/01/20 @ 100, 4.75%, 05/01/41	250,000	254,350
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series G, Callable 11/01/21 @ 100, 3.80%, 11/01/37	500,000	442,635
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series F, Callable 11/01/21 @ 100, 3.80%, 11/01/37	500,000	442,635
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series J-1, 5.00%, 05/01/20	150,000	169,986
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.60%, 11/01/29	100,000	102,970
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.85%, 05/01/41	250,000	247,365
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series A, Callable 09/15/19 @ 100, (Fannie Mae), 4.50%, 09/15/25	200,000	207,498
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series K, Callable 05/01/19 @ 100, 4.75%, 11/01/29	100,000	103,865
New York City Housing Development Corp., Refunding Revenue Bonds, Series J, Callable 05/01/19 @ 100, 4.80%, 05/01/36	250,000	254,890
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 01/01/19 @ 100, (OID), 6.50%, 01/01/46	650,000	703,768
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (FGIC), 5.00%, 03/01/46	3,750,000	3,749,850
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (FGIC), 5.00%, 03/01/31	145,000	146,204
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (NATL-RE), 5.00%, 03/01/36	175,000	175,697
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (FGIC) (OID), 4.50%, 03/01/39	100,000	93,529
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Revenue Bonds, Series S-3, Callable 01/15/19 @ 100, (State Aid Withholding) (OID), 5.38%, 01/15/34	250,000	274,695
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Series C, Callable 11/01/20 @ 100, (OID), 5.00%, 11/01/33	500,000	532,125
New York City Water & Sewer System, Revenue Bonds, Series BB, Callable 12/15/22 @ 100, 5.00%, 06/15/47	500,000	515,970

New York City Water & Sewer System, Revenue Bonds, Series BB, Callable 12/15/22 @ 100, (OID), 3.25%, 06/15/47	90,000	68,405
New York City Water & Sewer System, Revenue Bonds, Series EE, Callable 06/15/23 @ 100, 5.00%, 06/15/47	150,000	154,998
New York City Water & Sewer System, Revenue Bonds, Series FF, Callable 06/15/22 @ 100, 5.00%, 06/15/45	1,000,000	1,034,150
New York City Water & Sewer System, Refunding Revenue Bonds, Series CC, Callable 12/15/21 @ 100, 5.00%, 06/15/45	250,000	258,130
New York City Water & Sewer System, Refunding Revenue Bonds, Series EE, Callable 06/15/22 @ 100, (OID), 3.38%, 06/15/34	100,000	86,869
New York Convention Center Development Corp., Recreational Facility Improvements, Revenue Bonds, Callable 11/15/15 @ 100, (AMBAC), 5.00%, 11/15/44	225,000	225,347
New York Liberty Development Corp., Refunding Revenue Bonds, Callable 01/15/20 @ 100, 5.63%, 07/15/47	250,000	264,805
New York Mortgage Agency, Refunding Revenue Bonds, Series 176, Callable 04/01/22 @ 100, 3.65%, 10/01/37	250,000	209,003
New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, 5.00%, 04/01/18	50,000	54,770
New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, Series 168, Callable 10/01/21 @ 100, 3.75%, 10/01/32	1,000,000	900,480
New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, Series 168, Callable 10/01/21 @ 100, 4.00%, 10/01/36	895,000	792,961
New York Mortgage Agency, Refunding Revenue Bonds, Callable 10/01/22 @ 100, 3.45%, 10/01/33	250,000	210,525
New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, Series 168, Callable 10/01/21 @ 100, 4.13%, 10/01/40	730,000	646,780
New York State Dormitory Authority, Hospital Improvements, Revenue Bonds, Callable 05/01/19 @ 100, (OID), 5.50%, 05/01/37	350,000	367,612
New York State Dormitory Authority, School Improvements, Revenue Bonds, Series D, Callable 10/01/22 @ 100, (AGM) (OID), 3.50%, 10/01/32	270,000	223,220
New York State Dormitory Authority, Refunding Revenue Bonds, Series D, Callable 10/01/22 @ 100, (AGM) (OID), 4.00%, 10/01/37	175,000	149,665
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Callable 07/01/19 @ 100, (INS) (OID), 5.25%, 07/01/33	200,000	206,482
New York State Dormitory Authority, Refunding Revenue Bonds, Series H, Callable 10/01/22 @ 100, (State Aid Withholding), 3.25%, 04/01/31	280,000	231,263
New York State Dormitory Authority, Revenue Bonds, Series F, Callable 10/01/22 @ 100, (AGM) (OID), 3.10%, 10/01/29	200,000	165,894
New York State Dormitory Authority, Revenue Bonds, 5.00%, 05/15/22	165,000	193,720
New York State Dormitory Authority, Revenue Bonds, 5.00%, 05/15/20	100,000	117,488
New York State Dormitory Authority, Revenue Bonds, Series B, Callable 07/01/22 @ 100, (OID), 4.13%, 07/01/42	500,000	401,035
New York State Dormitory Authority, Revenue Bonds, 5.00%, 08/15/21	100,000	116,431
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Series A, Callable 07/01/21 @ 100, (OID), 5.25%, 07/01/31	40,000	42,832
New York State Dormitory Authority, Revenue Bonds, Series A, Callable 05/01/21 @ 100, (OID), 5.00%, 05/01/32	500,000	513,300
New York State Dormitory Authority, Revenue Bonds, Series A, Callable 05/01/21 @ 100, (OID), 5.00%, 05/01/41	500,000	505,005
New York State Dormitory Authority, Hospital Improvements, Revenue Bonds, Callable 05/01/19 @ 100, 5.50%, 05/01/30	500,000	538,440

New York State Dormitory Authority, Hospital Improvements, Revenue Bonds, Callable 05/01/17 @ 100, 5.00%, 05/01/22	660,000	702,834
New York State Dormitory Authority, Revenue Bonds, Callable 11/01/16 @ 100, 5.00%, 11/01/34	700,000	704,928
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Series A, Callable 07/01/18 @ 100, 5.25%, 07/01/48	750,000	791,092
New York State Dormitory Authority, Revenue Bonds, Series A, Callable 07/01/20 @ 100, 5.00%, 07/01/26	300,000	320,856
New York State Dormitory Authority, School Improvements, Revenue Bonds, Series B, Callable 10/01/20 @ 100, (AGM), 4.75%, 10/01/40	165,000	162,043
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 5.00%, 11/01/45	150,000	148,104
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.85%, 11/01/41	205,000	203,128
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.80%, 11/01/34	250,000	247,700
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series A, Callable 05/01/20 @ 100, 4.85%, 11/01/36	100,000	100,169
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series C, Callable 05/01/22 @ 100, 3.75%, 11/01/37	250,000	207,730
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series D, Callable 05/01/22 @ 100, 3.60%, 05/01/45	200,000	167,606
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/20 @ 100, (SONYMA), 4.75%, 05/01/31	200,000	204,068
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/20 @ 100, (SONYMA), 5.20%, 05/01/42	500,000	508,610
New York State Urban Development Corp., Public Improvements, Revenue Bonds, Series A, 5.00%, 03/15/20	100,000	117,869
Orange County Funding Corp., University & College Improvements, Revenue Bonds, Series B, Callable 07/01/22 @ 100, (OID), 3.25%, 07/01/32	500,000	386,025
Orange County Funding Corp., University & College Improvements, Revenue Bonds, Series A, Callable 07/01/22 @ 100, (OID), 3.25%, 07/01/32	500,000	386,025
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, Callable 12/01/22 @ 100, (OID), 3.25%, 12/01/42	250,000	189,165
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, Callable 12/01/22 @ 100, (OID), 3.25%, 12/01/38	250,000	195,038
Tobacco Settlement Financing Corp., Housing, Revenue Bonds, Callable 11/12/13 @ 100, 5.50%, 06/01/19	195,000	195,712
Triborough Bridge & Tunnel Authority, Public Improvements, Revenue Bonds, Series A, Callable 11/15/22 @ 100, 4.00%, 11/15/37	250,000	230,003

		29,900,440
North Carolina 0.45%
Charlotte-Mecklenburg, NC, Refunding Revenue Bonds, Series A, Callable 01/15/19 @ 100, (OID), 5.25%, 01/15/34	100,000	105,407
North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, Series B, Callable 01/01/19 @ 100, (OID), 4.50%, 01/01/22	250,000	268,312
North Carolina Turnpike Authority, Highway Improvements, Revenue Bonds, Series A, Callable 01/01/19 @ 100, (OID), 5.75%, 01/01/39	200,000	215,318

		589,037

North Dakota 0.03%
North Dakota Housing Finance Agency, State Single-Family Housing, Revenue Bonds, Series B, Callable 01/01/21 @ 100, 4.45%, 01/01/25	40,000	40,918

Ohio 0.83%
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, 6.50%, 06/01/47	80,000	65,123
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, (OID), 6.00%, 06/01/42	420,000	322,993
Ohio State Higher Educational Facilities Commission, Refunding Revenue Bonds, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/44	250,000	250,122
Ohio State Higher Educational Facilities Commission, Hospital Improvements, Revenue Bonds, Callable 01/15/15 @ 100, 7.00%, 01/15/39	250,000	271,505
Ohio State University, University & College Improvements, Revenue Bonds, Series A, Callable 06/01/23 @ 100, 4.00%, 06/01/43	200,000	177,136

		1,086,879
Oklahoma 0.33%
Oklahoma Municipal Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 01/01/23 @ 100, 4.00%, 01/01/47	250,000	212,788
Oklahoma Water Resources Board, Water Utility Improvements, Revenue Bonds, Series A, Callable 04/01/22 @ 100, (OID), 3.50%, 04/01/36	250,000	213,403

		426,191
Oregon 0.96%
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100, (AGM), 5.50%, 08/15/28	250,000	268,427
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100, (AGM), 5.00%, 08/15/21	100,000	109,337
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100, (AGM) (OID), 5.13%, 08/15/40	250,000	251,350
Oregon Health & Science University, Refunding Revenue Bonds, Series E, Callable 07/01/22 @ 100, 5.00%, 07/01/32	35,000	36,664
Oregon Health & Science University, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, (OID), 3.88%, 07/01/28	250,000	235,983
Oregon State Facilities Authority, Refunding Revenue Bonds, Series A, Callable 11/01/19 @ 100, 5.00%, 11/01/39	200,000	203,028
State of Oregon, University & College Improvements, Refunding Bonds, General Obligation Unltd, Series A, Callable 08/01/23 @ 100, (OID), 3.25%, 08/01/38	200,000	156,098

		1,260,887
Pennsylvania 7.15%
City of Philadelphia, Refunding Bonds, General Obligation Unltd, Callable 08/01/16 @ 100, (OID), 5.88%, 08/01/31	220,000	231,453
City of Philadelphia, Refunding Bonds, General Obligation Unltd, Callable 08/01/20 @ 100, (AGM) (OID), 5.25%, 08/01/26	135,000	145,741
City of Philadelphia, Public Improvements Refunding Bonds, General Obligation Limited, Series B, Callable 07/15/16 @ 100, (OID), 7.13%, 07/15/38	750,000	827,115
Montgomery County Industrial Development Authority, Hospital Improvements, Revenue Bonds, Callable 08/01/20 @ 100, (FHA) (INS), 5.38%, 08/01/38	500,000	532,090
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, (OID), 4.00%, 05/01/32	100,000	85,812
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, 5.00%, 05/01/42	100,000	92,025
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, 5.00%, 05/01/37	100,000	95,338

Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/21 @ 100, (OID), 5.25%, 08/15/26	240,000	265,006
Pennsylvania Housing Finance Agency, State Single-Family Housing, Revenue Bonds, Series 114C, Callable 10/01/21 @ 100, 3.65%, 10/01/37	250,000	203,135
Pennsylvania Turnpike Commission, Highway Improvements, Revenue Bonds, Subseries D, Callable 12/01/19 @ 100, 5.50%, 12/01/41	500,000	511,750
Pennsylvania Turnpike Commission, Highway Improvements, Revenue Bonds, Series A, Callable 12/01/22 @ 100, 4.00%, 12/01/32	250,000	228,458
Pennsylvania Turnpike Commission, Highway Improvements, Revenue Bonds, Subseries A-1, Callable 12/01/22 @ 100, 5.00%, 12/01/43	3,385,000	3,392,176
Pennsylvania Turnpike Commission, Highway Improvements, Revenue Bonds, Series A, Callable 12/01/22 @ 100, 5.00%, 12/01/43	2,000,000	2,026,280
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, (OID), 6.50%, 04/01/39	100,000	108,326
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, (OID), 6.38%, 04/01/29	250,000	276,187
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facility Improvements, Revenue Bonds, Callable 08/01/22 @ 100, (AGM) (OID), 4.00%, 02/01/28	375,000	356,441

		9,377,333
Puerto Rico 10.05%
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unltd, Series B, Callable 07/01/14 @ 100, 5.88%, 07/01/36	100,000	73,123
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unltd, Series C, Callable 07/01/19 @ 100, (OID), 6.00%, 07/01/39	1,385,000	999,665
Commonwealth of Puerto Rico, General Obligation Unltd, Series A, Callable 07/01/18 @ 100, (OID), 5.38%, 07/01/33	250,000	181,460
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unltd, Series A-4, Callable 01/01/20 @ 101, (AGM), 5.00%, 07/01/31	200,000	165,536
Commonwealth of Puerto Rico, General Obligation Unltd, Series C, Callable 07/01/21 @ 100, (AGM) (OID), 5.25%, 07/01/26	100,000	91,457
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unltd, Series E, Callable 07/01/16 @ 100, (OID), 5.63%, 07/01/32	625,000	477,544
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unltd, Series A, Callable 07/01/21 @ 100, (AGM) (OID), 5.38%, 07/01/25	375,000	349,125
Commonwealth of Puerto Rico, General Obligation Unltd, Series A, Callable 07/01/16 @ 100, (OID), 6.13%, 07/01/33	100,000	79,857
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unltd, Series A, Callable 07/01/14 @ 100, 5.00%, 07/01/24	500,000	388,905
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unltd, Series A, Callable 07/01/14 @ 100, (CIFG) (TCRS), 5.00%, 07/01/29	200,000	173,712
Commonwealth of Puerto Rico, General Obligation Unltd, Series A, Callable 07/01/22 @ 100, 5.25%, 07/01/24	300,000	238,644
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unltd, Series A, Callable 07/01/14 @ 100, 5.25%, 07/01/20	350,000	291,035
Commonwealth of Puerto Rico, General Obligation Unltd, Series A, (NATL-RE), 5.50%, 07/01/19	500,000	475,375
Commonwealth of Puerto Rico, General Obligation Unltd, Series A, Callable 07/01/18 @ 100, (OID), 5.00%, 07/01/22	250,000	201,128
Commonwealth of Puerto Rico, General Obligation Unltd, Callable 07/01/16 @ 100, 5.00%, 07/01/18	250,000	222,923
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unltd, Series A, Callable 07/01/16 @ 100, 5.25%, 07/01/26	250,000	194,313

Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 07/01/30	250,000	179,788
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, 5.00%, 07/01/22	250,000	206,608
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.75%, 07/01/37	500,000	369,405
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, (OID), 5.00%, 07/01/33	200,000	140,150
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Water & Utility Improvements, Revenue Bonds, Series A, Callable 07/01/18 @ 100, (OID), 6.00%, 07/01/44	355,000	263,421
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Water & Utility Improvements, Revenue Bonds, Series A, Callable 07/01/18 @ 100, (OID), 6.00%, 07/01/38	500,000	374,475
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.25%, 07/01/29	250,000	183,105
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, (OID), 5.25%, 07/01/42	135,000	93,332
Puerto Rico Electric Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series XX, Callable 07/01/15 @ 100, (OID), 5.25%, 07/01/35	250,000	189,445
Puerto Rico Electric Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series RR, Callable 07/01/15 @ 100, (AGM), 5.00%, 07/01/20	500,000	490,435
Puerto Rico Electric Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series CCC, Callable 07/01/20 @ 100, 5.00%, 07/01/28	250,000	188,370
Puerto Rico Highway & Transportation Authority, Refunding Revenue Bonds, Series AA-1, Callable 07/01/20 @ 100, (AGM), 4.95%, 07/01/26	95,000	84,404
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series U, Callable 07/01/22 @ 100, (Commonwealth Guaranteed), 5.25%, 07/01/23	100,000	79,933
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series U, (Commonwealth Guaranteed), 5.00%, 07/01/22	185,000	148,834
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series M, (Commonwealth Guaranteed), 6.25%, 07/01/31	945,000	746,739
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series M, (Commonwealth Guaranteed), 6.00%, 07/01/20	100,000	85,556
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series U, (Commonwealth Guaranteed), 5.00%, 07/01/21	180,000	147,703
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 06/01/14 @ 100, (Commonwealth Guaranteed), 7.00%, 07/01/25	250,000	223,970
Puerto Rico Public Buildings Authority, Public Improvements, Revenue Bonds, Callable 07/01/14 @ 100, (Commonwealth Guaranteed) (OID), 5.25%, 07/01/33	645,000	472,856
Puerto Rico Public Buildings Authority, Economic Improvements, Revenue Bonds, Series N, Callable 07/01/17 @ 100, (Commonwealth Guaranteed), 5.50%, 07/01/20	235,000	196,246
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 6.25%, 07/01/26	460,000	379,376
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series U, Callable 07/01/22 @ 100, (Commonwealth Guaranteed) (OID), 5.25%, 07/01/42	825,000	556,891
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series Q, Callable 07/01/14 @ 100, (Commonwealth Guaranteed), 6.00%, 07/01/38	100,000	77,869
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 6.75%, 07/01/36	240,000	196,344
Puerto Rico Sales Tax Financing Corp, Public Improvements, Revenue Bonds, Subseries A, Callable 02/01/20 @ 100, (OID), 5.25%, 08/01/30	100,000	83,801

Puerto Rico Sales Tax Financing Corp, Public Improvements, Revenue Bonds, Subseries C, Callable 08/01/20 @ 100, (OID), 5.38%, 08/01/36	850,000	699,456
Puerto Rico Sales Tax Financing Corp, Public Improvements, Revenue Bonds, Subseries C, Callable 08/01/20 @ 100, 6.00%, 08/01/39	1,500,000	1,296,300
Puerto Rico Sales Tax Financing Corp, Public Improvements, Revenue Bonds, Subseries A, Callable 08/01/19 @ 100, (OID), 5.75%, 08/01/37	20,000	16,559
Puerto Rico Sales Tax Financing Corp, Public Improvements, Revenue Bonds, Subseries A, Callable 02/01/20 @ 100, 4.38%, 08/01/20	175,000	168,826
Puerto Rico Sales Tax Financing Corp, Public Improvements, Revenue Bonds, Subseries A, Callable 02/01/20 @ 100, 4.88%, 08/01/24	250,000	231,578

		13,175,577
Rhode Island 1.43%
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 04/01/21 @ 100, 4.10%, 10/01/37	155,000	142,082
Rhode Island Housing & Mortgage Finance Corp., State Single-Family Housing, Revenue Bonds, Series 5, Callable 04/01/22 @ 100, 3.45%, 04/01/35	250,000	213,755
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 04/01/21 @ 100, 3.45%, 04/01/26	500,000	473,635
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Series 1, Callable 04/01/20 @ 100, 5.88%, 10/01/51	250,000	259,060
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Series 1, Callable 04/01/20 @ 100, 5.38%, 10/01/35	215,000	216,696
Rhode Island Student Loan Authority, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100, 6.35%, 12/01/30	500,000	530,750
Rhode Island Turnpike & Bridge Authority, Highway Improvements, Revenue Bonds, Series A, Callable 12/01/20 @ 100, (OID), 5.00%, 12/01/39	35,000	35,186

		1,871,164
South Carolina 0.23%
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/19 @ 100, (OID), 5.75%, 08/01/39	50,000	53,143
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/14 @ 100, (OID), 5.75%, 08/01/36	250,000	254,270

		307,413
South Dakota 0.02%
South Dakota Housing Development Authority, State Single-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.70%, 05/01/27	20,000	20,314

Tennessee 0.17%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, Series A-1, Callable 07/01/20 @ 100, 5.00%, 07/01/26	200,000	219,384

Texas 4.90%
City of Houston, Refunding Revenue Bonds, Series A, Callable 09/01/21 @ 100, 5.25%, 09/01/29	500,000	513,650
Fort Bend Grand Parkway Toll Road Authority, Refunding Revenue Bonds, Callable 03/01/22 @ 100, 4.00%, 03/01/46	250,000	209,643
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, Callable 10/01/19 @ 100, (OID), 4.75%, 10/01/25	175,000	186,639
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, Callable 11/15/22 @ 100, 5.00%, 11/15/37	1,450,000	1,447,897

Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, 5.00%, 10/01/19	100,000	114,978
North Texas Tollway Authority, Refunding Revenue Bonds, Callable 01/01/21 @ 100, (OID), 6.00%, 01/01/38	100,000	109,307
North Texas Tollway Authority, Refunding Revenue Bonds, Series F, Callable 01/01/16 @ 100, 6.13%, 01/01/31	1,250,000	1,322,650
San Antonio Public Facilities Corp., Public Improvements, Refunding Revenue Bonds, Callable 09/15/22 @ 100, (OID), 4.00%, 09/15/42	250,000	210,123
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements, Revenue Bonds, Series B, (OID), 4.50%, 09/01/19	100,000	108,575
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements, Revenue Bonds, Series B, Callable 09/01/14 @ 100, (OID), 5.38%, 09/01/30	1,000,000	1,016,190
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements, Revenue Bonds, Series B, Callable 09/01/19 @ 100, (OID), 5.13%, 09/01/25	100,000	106,953
Tarrant County Health Facilities Development Corp., Hospital Improvements, Revenue Bonds, 5.00%, 12/01/16	50,000	55,909
Tarrant County Health Facilities Development Corp., Hospital Improvements, Revenue Bonds, Callable 12/01/19 @ 100, 5.00%, 12/01/23	100,000	110,755
Texas A&M University, Refunding Revenue Bonds, Series B, Callable 05/15/20 @ 100, 5.00%, 05/15/39	100,000	104,165
Texas State Public Finance Authority Charter School Finance Corp., Refunding Revenue Bonds, Series A, Callable 02/15/14 @ 100, (ACA), 5.00%, 02/15/36	900,000	804,150

		6,421,584
Utah 0.33%
University of Utah, University & College Improvements, Revenue Bonds, Series A, Callable 08/01/23 @ 100, 5.00%, 08/01/43	250,000	261,442
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Series A1 , Callable 01/01/21 @ 100, 5.25%, 01/01/25	60,000	61,972
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Series A1 , Callable 01/01/21 @ 100, 5.75%, 01/01/33	100,000	103,850

		427,264
Vermont 0.16%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 08/15/22 @ 100, 3.75%, 08/15/37	245,000	211,344

Virgin Islands 0.08%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds, Callable 10/01/19 @ 100, 5.00%, 10/01/25	100,000	105,120

Virginia 0.16%
Virginia Housing Development Authority, State Single-Family Housing, Revenue Bonds, Series E, Callable 04/01/20 @ 100, (GO OF AUTH), 4.50%, 10/01/45	215,000	204,170

Washington 1.75%
Spokane Public Facilities District, Public Improvements, Revenue Bonds, Series A, Callable 06/01/23 @ 100, 5.00%, 05/01/43	1,000,000	1,002,210
Washington Health Care Facilities Authority, Revenue Bonds, Callable 11/01/19 @ 100, 5.00%, 11/01/28	250,000	260,757
Washington Health Care Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.63%, 10/01/38	500,000	527,120
Washington State Housing Finance Commission, State Single-Family Housing, Revenue Bonds, Series 2N, Callable 06/01/19 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 4.70%, 06/01/36	500,000	500,215

		2,290,302

West Virginia 0.36%
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 09/01/19 @ 100, (OID), 5.63%, 09/01/32	200,000	204,778
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, Series A, 5.00%, 09/01/19	250,000	262,365

		467,143
Wisconsin 1.37%
Wisconsin Health & Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/18	400,000	424,872
Wisconsin Health & Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/31	100,000	99,306
Wisconsin Housing & Economic Development Authority, State Multi-Family Housing, Revenue Bonds, Series A, Callable 05/01/20 @ 100, (GO OF AUTH) (OID), 5.63%, 11/01/35	100,000	105,873
Wisconsin State Health & Educational Facilities Authority Revenue, Refunding Revenue Bonds, Callable 04/15/15 @ 100, (OID), 5.63%, 04/15/33	100,000	102,752
Wisconsin State Health & Educational Facilities Authority Revenue, Refunding Revenue Bonds, Series A, Callable 07/15/21 @ 100, (AGM), 5.00%, 07/15/27	1,035,000	1,061,755

		1,794,558
Total Municipal Bonds (Cost 137,162,192)		130,374,785
Total Investments – 99.48% (Cost 137,162,192)		130,374,785
Other Assets in Excess of Liabilities – 0.52%		683,066

NET ASSETS – 100.00%		131,057,851

ACA — Insured by ACA Financial Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

BHAC-CR — Berkshire Hathaway Assurance Corp. Custodial Receipts

CIFG — Capitalized Interest Financial Guaranty

FGIC — Financial Guaranty Insurance Co.

FHA — Insured by Federal Housing Administration.

GO — General Obligation

GTD — Guaranteed

INS — Insured

MBIA — Municipal Bond Insurance Association

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

TCRS — Transferable Custodial Receipts

SOA Income Fund

SCHEDULE OF INVESTMENTS | September 30, 2013 (Unaudited)

	Principal Amount	Market Value
Collateralized Mortgage Obligations 0.22%
Citicorp Mortgage Securities, Inc., 1A12, 5.00%, 02/25/35	329,000	$330,691
CountryWide Home Loan Mortgage Pass-Through Trust, A27, 5.50%, 10/25/35	111,000	98,869
CountryWide Home Loan Mortgage Pass-Through Trust, A7, 5.50%, 10/25/35	120,000	106,886
Washington Mutual Mortgage Pass-Through Certificates, A2, 5.50%, 11/25/33	5,879	5,885
Total Collateralized Mortgage Obligations (Cost 375,643)		542,331
Municipal Bonds 58.89%
Alabama 2.15%
City of Montgomery, Public Improvements, Build America Bonds, General Obligation Unltd, Callable 02/01/20 @ 100, 5.70%, 02/01/40	500,000	507,345
Health Care Authority for Baptist Health/The, Refunding Revenue Bonds, Series A, 5.50%, 11/15/43	4,000,000	3,502,400
University of Alabama/The, University & College Improvements, Build America Revenue Bonds, Callable 06/01/20 @ 100, (OID), 6.13%, 06/01/39	715,000	758,379
University of Alabama/The, University & College Improvements, Build America Revenue Bonds, Callable 06/01/20 @ 100, (OID), 6.13%, 06/01/42	500,000	528,310

		5,296,434
Arizona 1.28%
Arizona School Facilities Board, School Improvements, Certificate Participation, 6.00%, 09/01/27	250,000	259,805
Glendale Municipal Property Corp., Revenue Bonds, Series B, Callable 11/25/13 @ 102, (AMBAC), 5.58%, 07/01/32	200,000	200,574
Northern Arizona University, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 5.92%, 08/01/22	1,365,000	1,471,934
University of Arizona, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 6.64%, 08/01/44	1,085,000	1,213,540

		3,145,853
California 6.48%
Alhambra Unified School District, University & College Improvements, General Obligation Unltd, 6.70%, 02/01/26	465,000	517,080
Bay Area Toll Authority, Highway Improvements, Build America Revenue Bonds, Series S1, 6.92%, 04/01/40	250,000	302,567
City of Fresno, Water Utility Improvements, Build America Revenue Bonds, (OID), 6.75%, 06/01/40	1,250,000	1,265,925
City of Tulare Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, Callable 11/15/19 @ 100, (AGM) (OID), 8.75%, 11/15/44	1,000,000	1,146,670
Colton Joint Unified School District, School Improvements, General Obligation Unltd, Series C, 6.01%, 08/01/26	1,000,000	1,088,580
County of San Bernardino, Refunding Revenue Bonds, (AGM), 6.02%, 08/01/23	190,000	190,494
Los Angeles Department of Water & Power, Electric Light & Power Improvements, Build America Revenue Bonds, Callable 07/01/21 @ 100, 7.00%, 07/01/41	500,000	577,395

Napa Valley Unified School District, School Improvements, Build America Bonds, General Obligation Unltd, 6.51%, 08/01/43	500,000	533,070
Oakland Redevelopment Agency, Economic Improvements, Tax Allocation, Series T, (OID), 8.50%, 09/01/20	500,000	546,770
Peralta Community College District, Refunding Revenue Bonds, 6.42%, 11/01/15	200,000	219,794
Peralta Community College District, Refunding Revenue Bonds, 7.31%, 08/01/31	1,310,000	1,378,565
Peralta Community College District, Refunding Revenue Bonds, 6.91%, 08/01/25	500,000	531,075
San Bernardino City Unified School District, School Improvements, Certificate Participation, (AGM) (OID), 8.25%, 02/01/26	500,000	542,040
San Bernardino City Unified School District, School Improvements, Certificate Participation, (AGM) (OID), 8.05%, 02/01/23	1,000,000	1,083,200
State of California, School Improvements, Build America Bonds, General Obligation Unltd, Callable 03/01/20 @ 100, 7.95%, 03/01/36	1,500,000	1,738,290
State of California, Recreational Facility Improvements, Build America Bonds, General Obligation Unltd, Callable 11/01/20 @ 100, 7.70%, 11/01/30	2,600,000	3,039,322
West Contra Costa Unified School District, School Improvements, General Obligation Unltd, Series A-1, 6.25%, 08/01/30	1,250,000	1,256,337

		15,957,174
Colorado 0.81%
Adams State College, University & College Improvements, Build America Revenue Bonds, Callable 05/15/19 @ 100, (State Higher Education Intercept Program) (OID), 6.47%, 05/15/38	250,000	261,870
City of Brighton, Public Improvements, Build America Bonds, Certificate Participation, Callable 12/01/20 @ 100, (AGM) (OID), 6.75%, 12/01/35	250,000	270,880
Colorado Mesa University, University & College Improvements, Revenue Bonds, Series B, (State Higher Education Intercept Program), 6.75%, 05/15/42	1,000,000	1,185,880
County of Gunnison, Public Improvements, Build America Bonds, Certificate Participation, Series B, Callable 07/15/20 @ 100, 5.95%, 07/15/30	250,000	268,100

		1,986,730
Connecticut 0.67%
City of Bridgeport, School Improvements, Build America Bonds, General Obligation Unltd, Callable 08/15/20 @ 100, (AGM), 6.57%, 08/15/28	1,000,000	1,101,870
City of Waterbury, Public Improvements, General Obligation Unltd, Callable 09/01/20 @ 100, (AGM), 6.10%, 09/01/30	500,000	539,290

		1,641,160
District of Columbia 0.22%
Washington Metropolitan Area Transit Authority, Transit Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, (OID), 7.00%, 07/01/34	500,000	550,395

Florida 5.09%
City of Lake City Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, (AGM), 6.28%, 07/01/40	200,000	206,456
City of Lake City Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, (AGM), 6.03%, 07/01/30	100,000	102,575
City of Miami, Refunding Revenue Bonds, Callable 12/01/19 @ 100, 7.55%, 12/01/25	465,000	485,813
City of Miami Gardens, Public Improvements, Build America Bonds, Certificate Participation, 7.17%, 06/01/26	1,250,000	1,348,000
City of Oakland Park Water & Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100, (AGM), 6.14%, 09/01/35	300,000	315,699
City of Orlando, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 7.10%, 10/01/39	415,000	437,273

City of Orlando, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 6.85%, 10/01/29	250,000	268,090
County of Miami-Dade, Transit Improvements, Revenue Bonds, Callable 07/01/19 @ 100, 6.91%, 07/01/39	1,000,000	1,086,970
County of Miami-Dade, Transit Improvements, Build America Revenue Bonds, Series B, 5.62%, 07/01/40	400,000	402,028
County of Miami-Dade, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM) (OID), 7.50%, 04/01/40	1,000,000	1,158,030
County of Miami-Dade, Transit Improvements, Build America Revenue Bonds, Series B, 5.53%, 07/01/32	500,000	503,285
County of Miami-Dade, Recreational Facility Improvements, Revenue Bonds, Series D, (AGM), 7.08%, 10/01/29	250,000	271,662
County of Miami-Dade, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, 6.97%, 04/01/39	750,000	785,047
County of Miami-Dade, Public Improvements, Build America Revenue Bonds, Series B, Callable 04/01/20 @ 100, 6.54%, 04/01/30	500,000	542,045
Florida Atlantic University Finance Corp., University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 7.64%, 07/01/40	165,000	182,686
Florida Governmental Utility Authority, Build America Revenue Bonds, Series B, Callable 10/01/20 @ 100, 6.55%, 10/01/40	1,000,000	1,062,550
Florida State Board of Governors, University & College Improvements, Build America Revenue Bonds, Callable 11/01/20 @ 100, 7.50%, 11/01/35	250,000	260,393
Florida State Department Environmental Protection Preservation , Public Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.05%, 07/01/29	1,500,000	1,641,195
Osceola County School Board, School Improvements, Certificate Participation, 6.66%, 04/01/27	1,000,000	1,047,510
Town of Davie Water & Sewer Revenue, Water Utility Improvements, Build America Revenue Bonds, Series B, Callable 10/01/20 @ 100, (AGM), 6.85%, 10/01/40	250,000	271,460
Town of Miami Lakes, Public Improvements, Build America Revenue Bonds, 7.59%, 12/01/30	150,000	169,518

		12,548,285
Georgia 1.60%
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Bonds, Refunding Revenue Bonds, 7.06%, 04/01/57	4,040,000	3,947,888

Idaho 0.36%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds, Callable 09/01/22 @ 100, (OID), 5.25%, 09/01/24	900,000	881,676

Illinois 4.90%
Chicago Board of Education, School Improvements, Build America Bonds, General Obligation Unltd, 6.52%, 12/01/40	565,000	501,149
Chicago Transit Authority, Pension Funding, Revenue Bonds, Series A, 6.90%, 12/01/40	350,000	393,806
Chicago Transit Authority, Transit Improvements, Build America Revenue Bonds, Series B, 6.20%, 12/01/40	100,000	104,975
City of Chicago, Public Improvements, General Obligation Unltd, Series B, 5.43%, 01/01/42	800,000	639,040
City of Chicago, Public Improvements, General Obligation Unltd, 7.78%, 01/01/35	500,000	540,485
City of Chicago, Public Improvements, General Obligation Unltd, Series B, 6.03%, 01/01/42	500,000	433,530
City of Chicago Heights, Refunding Bonds, General Obligation Unltd, Callable 01/15/21 @ 100, (AGM) (OID), 6.00%, 01/15/28	150,000	157,092

City of Chicago Heights, Refunding Bonds, General Obligation Unltd, Callable 01/15/21 @ 100, (AGM) (OID), 5.50%, 01/15/24	500,000	521,260
City of Chicago Waterworks Revenue, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/01/40	250,000	273,847
City of Markham, Public Improvements, Build America Bonds, General Obligation Unltd, Callable 12/01/20 @ 100, (AGM), 7.40%, 12/01/25	1,195,000	1,302,885
Henry Hospital District, Hospital Improvements, Build America Bonds, General Obligation Unltd, Callable 12/01/19 @ 100, (AGM), 6.65%, 12/01/29	840,000	886,687
Lake County Community Unit School District No. 187 North Chicago, School Improvements, General Obligation Unltd, Series B, Callable 01/01/20 @ 100, (AGM) (OID), 7.13%, 01/01/35	1,000,000	1,048,740
Lake County School District No. 56 Gurnee, School Improvements, Build America Bonds, General Obligation Unltd, Callable UPDATED NEXT CALL DATEUPDATED NEXT CALL PRICE, 5.90%, 01/01/25	535,000	536,610
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100, (AGM), 7.75%, 04/01/30	250,000	281,930
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100, (AGM), 8.15%, 04/01/41	570,000	653,476
State of Illinois, School Improvements, Build America Bonds, General Obligation Unltd, 6.75%, 03/01/30	245,000	243,302
State of Illinois, Public Improvements, General Obligation Unltd, 7.10%, 07/01/35	505,000	522,256
State of Illinois, School Improvements, Build America Bonds, General Obligation Unltd, 6.90%, 03/01/35	125,000	125,123
State of Illinois, Public Improvements, Build America Bonds, General Obligation Unltd, Series B, (OID), 5.75%, 01/01/37	250,000	215,368
Village of Glenwood, Public Improvements, Build America Bonds, General Obligation Unltd, (AGM), 7.03%, 12/01/28	1,500,000	1,737,885
Village of Rosemont, Public Improvements, General Obligation Unltd, Series B, (AGM) (OID), 6.13%, 12/01/30	500,000	523,025
Will County Forest Preservation District, Public Improvements, Build America Bonds, General Obligation Ltd, 5.71%, 12/15/30	400,000	417,952

		12,060,423
Indiana 0.35%
Evansville Redevelopment Authority, Recreational Facility Improvements, Build America Refunding Revenue Bonds, Series B, Callable 08/01/20 @ 100, 7.21%, 02/01/39	800,000	856,720

Kansas 0.17%
Kansas Development Finance Authority, Public Improvements, Build America Revenue Bonds, Callable 11/01/19 @ 100, 6.26%, 11/01/28	390,000	419,480

Kentucky 1.00%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100, (AGM), 6.49%, 09/01/37	250,000	261,718
Paducah Independent School District Finance Corp., School Improvements, Revenue Bonds, Callable 12/01/21 @ 100, (SEEK), 5.00%, 12/01/30	1,000,000	1,003,920
Perry County School District Finance Corp., School Improvements, Revenue Bonds, Callable 12/01/21 @ 100, (SEEK), 5.00%, 12/01/30	1,000,000	946,970
Princeton Electric Plant Board, Electric Lights & Power Improvements, Build America Revenue Bonds, Callable 11/01/19 @ 100, (OID), 7.00%, 11/01/42	250,000	260,625

		2,473,233

Louisiana 0.85%
City of New Orleans, Swap Termination Refunding Bonds, General Obligation Ltd, Callable 09/01/22 @ 100, 4.59%, 09/01/27	500,000	472,510
Tangipahoa Parish Hospital Service District No. 1, Hospital Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100, 7.20%, 02/01/42	1,540,000	1,627,641

		2,100,151
Massachusetts 0.52%
City of Worcester, Pension Funding, General Obligation Ltd, (AGM) (OID), 6.25%, 01/01/28	240,000	260,071
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 6.43%, 10/01/35	750,000	843,315
University of Massachusetts Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 05/01/19 @ 100, 6.57%, 05/01/39	165,000	180,342

		1,283,728
Michigan 3.82%
Avondale School District, School Improvements, General Obligation Unltd, Callable 05/01/20 @ 100, (AGM), 5.75%, 05/01/32	500,000	516,535
Belding Area Schools, School Improvements, Build America Bonds, General Obligation Unltd, Callable 05/01/20 @ 100, 6.67%, 05/01/40	1,490,000	1,515,211
Belding Area Schools, School Improvements, Build America Bonds, General Obligation Unltd, Callable 05/01/20 @ 100, 6.62%, 05/01/35	310,000	317,093
Chippewa Valley Schools, School Improvements, Build America Bonds, General Obligation Unltd, Callable 05/01/20 @ 100, 6.85%, 05/01/35	100,000	104,502
Chippewa Valley Schools, School Improvements, Build America Bonds, General Obligation Unltd, Callable 05/01/20 @ 100, 6.60%, 05/01/30	150,000	157,227
Comstock Park Public Schools, School Improvements, General Obligation Unltd, Callable 05/01/21 @ 100, 6.20%, 05/01/24	200,000	211,486
County of Oakland , Pension Funding, Certificate Participation, Callable 04/01/14 @ 100, (OID), 6.25%, 04/01/26	1,000,000	1,028,920
Eastern Michigan University, University & College Improvements, Build America Revenue Bonds, Callable 02/15/19 @ 100, 7.21%, 02/15/38	250,000	268,893
L’Anse Creuse Public Schools, School Improvements, Build America Bonds, General Obligation Unltd, Series B, Callable 05/01/20 @ 100, 6.59%, 05/01/40	200,000	206,684
Lincoln Consolidated School District, School Improvements, Build America Bonds, General Obligation Unltd, Callable 05/01/20 @ 100, (AGM), 6.83%, 05/01/40	250,000	268,273
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 11/01/20 @ 100, 6.38%, 11/01/25	500,000	535,615
Michigan Finance Authority, School Improvements, Revenue Bonds, Series C, Callable 05/01/21 @ 100, 6.20%, 05/01/22	500,000	531,285
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, Callable 02/01/23 @ 100, (OID), 7.31%, 06/01/34	2,715,000	2,145,800
Milan Area Schools, School Improvements, Build America Bonds, General Obligation Unltd, Callable 05/01/19 @ 100, (OID), 7.10%, 05/01/34	485,000	543,273
Onsted Community Schools, School Improvements, General Obligation Unltd, Callable 05/01/20 @ 100, 5.90%, 05/01/27	150,000	155,357
St. Johns Public Schools, School Improvements, Build America Bonds, General Obligation Unltd, Series B, Callable 05/01/20 @ 100, 6.65%, 05/01/40	585,000	583,508
St. Joseph School District, School Improvements, Build America Bonds, General Obligation Unltd, Callable 05/01/20 @ 100, (AGM), 6.66%, 05/01/35	250,000	258,433
Warren Consolidated Schools, School Improvements, Build America Bonds, General Obligation Unltd, Callable 05/01/20 @ 100, (OID), 6.70%, 05/01/35	50,000	50,207

		9,398,302

Mississippi 0.22%
Mississippi Development Bank, Highway Improvements, Build America Revenue Bonds, 6.59%, 01/01/35	500,000	553,125

Missouri 2.07%
City of Kansas City, Revenue Bonds, Series D , 7.83%, 04/01/40	2,500,000	2,715,375
City of Sedalia, Sewer Improvements, Build America Bonds, Certificate Participation, Callable 06/01/20 @ 100, (AGM), 6.50%, 06/01/24	250,000	262,203
City of St. Charles, Water Utility Improvements Build America Bonds, Certificate Participation, Callable 08/01/20 @ 100, 5.65%, 02/01/30	275,000	280,274
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.90%, 01/01/42	1,000,000	1,289,310
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.73%, 01/01/39	475,000	563,687

		5,110,849
Nebraska 0.08%
Nebraska Public Power District, Electric Lights & Power Improvements, Build America Revenue Bonds, 5.32%, 01/01/30	200,000	206,056

Nevada 2.96%
City of Las Vegas, Public Improvements, Build America Bonds, Certificate Participation, Callable 09/01/19 @ 100, (OID), 7.75%, 09/01/29	1,100,000	1,228,084
County of Clark, Transit Improvements, Build America Bonds, General Obligation Ltd, Callable 07/01/20 @ 100, (OID), 7.00%, 07/01/38	1,000,000	1,084,040
County of Clark, Public Improvements, Build America Bonds, General Obligation Ltd, Series B, Callable 11/01/19 @ 100, 7.25%, 11/01/38	1,385,000	1,564,773
County of Washoe, Public Improvements, Build America Revenue Bonds, 7.88%, 02/01/40	250,000	281,352
County of Washoe, Public Improvements, Build America Revenue Bonds, 7.97%, 02/01/40	1,590,000	1,905,090
Las Vegas Valley Water District, Water Utility Improvements, Build America Bonds, General Obligation Ltd, Series A, Callable 06/01/19 @ 100, 7.10%, 06/01/39	925,000	1,009,203
Pershing County School District, School Improvements, Build America Bonds, General Obligation Ltd, Callable 04/01/20 @ 100, (GTD), 6.25%, 04/01/30	220,000	226,851

		7,299,393
New Jersey 1.41%
Essex County Improvement Authority, Refunding Revenue Bonds, Series B, Callable 10/01/15 @ 100, (AMBAC) (GTD) (OID), 5.00%, 10/01/24	500,000	513,745
New Jersey Economic Development Authority, School Improvements, Build America Revenue Bonds, Series CC-1, Callable 06/15/20 @ 100, 6.43%, 12/15/35	500,000	535,690
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 6.19%, 07/01/40	500,000	507,640
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.40%, 07/01/40	1,000,000	1,062,330
New Jersey State Turnpike Authority, Highway Improvements, Build America Revenue Bonds, 7.10%, 01/01/41	250,000	316,177
South Jersey Transportation Authority LLC, Highway Improvements, Build America Revenue Bonds, (OID), 7.00%, 11/01/38	500,000	531,195

		3,466,777

New York 6.14%
City of New York, Public Improvements, Build America Bonds, General Obligation Unltd, Callable 12/01/19 @ 100, 6.39%, 12/01/29	500,000	548,780
City of New York, Public Improvements, Build America Bonds, General Obligation Unltd, Callable 10/01/20 @ 100, 5.82%, 10/01/31	250,000	264,803
City of New York, Public Improvements, Build America Bonds, General Obligation Unltd, Callable 03/01/20 @ 100, 6.27%, 03/01/31	500,000	540,070
County of Nassau, Public Improvements, Build America Bonds, General Obligation Unltd, Callable 10/01/20 @ 100, 7.40%, 10/01/35	500,000	559,155
County of Nassau, Public Improvements, Build America Bonds, General Obligation Unltd, Series G, 5.38%, 10/01/24	500,000	530,040
Long Island Power Authority, Revenue Bonds, (OID), 5.85%, 05/01/41	195,000	194,195
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.67%, 11/15/39	1,000,000	1,172,360
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 5.99%, 11/15/30	125,000	141,353
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.69%, 11/15/40	1,500,000	1,764,270
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, Callable 11/15/20 @ 100, 7.13%, 11/15/30	500,000	549,700
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/26	875,000	996,196
New York City Housing Development Corp., Revenue Bonds, Series E, Callable 11/01/21 @ 100, 4.40%, 11/01/32	500,000	457,040
New York City Housing Development Corp., Multi-Family Housing Revenue Bonds, Series I, Callable 05/01/19 @ 100, 6.42%, 11/01/39	2,500,000	2,673,325
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds, (NATL-RE), 5.90%, 03/01/46	680,000	589,288
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, (State Aid Withholding), 6.83%, 07/15/40	500,000	605,080
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, Callable 07/15/20 @ 100, (State Aid Withholding), 7.13%, 07/15/30	500,000	562,355
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, Callable 05/01/20 @ 100, 5.72%, 05/01/30	1,000,000	1,077,430
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 5.81%, 08/01/30	500,000	554,145
New York City Water & Sewer System, Build America Refunding Revenue Bonds, Callable 06/15/20 @ 100, 6.49%, 06/15/42	200,000	218,924
New York Municipal Bond Bank Agency, Build America Refunding Revenue Bonds, Callable 12/15/19 @ 100, 6.88%, 12/15/34	500,000	525,580
Port Authority of New York & New Jersey, Revenue Bonds, 4.46%, 10/01/62	500,000	423,115
Western Nassau County Water Authority, Build America Revenue Bonds, 6.70%, 04/01/40	150,000	170,268

		15,117,472
North Carolina 0.10%
County of Cabarrus, School Improvements, Revenue Bonds, Callable 04/01/21 @ 100, 5.50%, 04/01/26	235,000	252,127

North Dakota 0.41%
North Dakota State Board of Higher Education, University & College Improvements, Build America Revenue Bonds, Callable 01/01/20 @ 100, 7.25%, 01/01/41	1,000,000	1,001,330

Ohio 2.56%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.83%, 02/15/41	230,000	288,425
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.50%, 02/15/50	1,350,000	1,615,045
American Municipal Power, Inc., Build America Refunding Revenue Bonds, Callable 02/15/20 @ 100, 5.96%, 02/15/24	500,000	543,270
County of Franklin, Refunding Build America Bonds, General Obligation Ltd, Series A, Callable 06/01/20 @ 100, 5.83%, 12/01/31	250,000	270,580
County of Franklin, Refunding Build America Bonds, General Obligation Ltd, Series A, Callable 06/01/20 @ 100, 5.86%, 12/01/33	250,000	269,662
Cuyahoga County, Hospital Improvements, Build America Revenue Bonds, 8.22%, 02/15/40	1,000,000	1,124,170
Franklin County Convention Facilities Authority, Economic Improvements, Build America Revenue Bonds, 6.64%, 12/01/42	500,000	539,710
Madison Local School District Lake County, School Improvements, General Obligation Unltd, Callable 10/01/20 @ 100, (School District Credit Program), 5.70%, 04/01/35	250,000	258,300
Mariemont City School District, General Obligation Unltd, Callable 12/01/20 @ 100, 5.90%, 12/01/30	115,000	119,127
Princeton, OH, School Improvements, General Obligation Unltd, Callable 12/01/20 @ 100, 6.39%, 12/01/47	250,000	250,003
Springfield Local School District Summit County, School Improvements, Build America Bonds, General Obligation Unltd, Callable 09/01/19 @ 100, (School District Credit Program), 5.65%, 09/01/31	200,000	212,558
State of Ohio, Public Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 6.52%, 10/01/28	250,000	310,500
Three Rivers Local School District, School Improvements, Build America Bonds, General Obligation Unltd, Callable 12/01/20 @ 100, (AGM), 6.37%, 12/01/47	500,000	506,935

		6,308,285
Oklahoma 0.21%
Bryan County Independent School District No. 72 Durant, School Improvements, Build America Bonds, Certificate Participation, Callable 12/01/19 @ 102, (OID), 6.80%, 12/01/33	500,000	523,130

Oregon 0.11%
Oregon State Department of Administrative Services, Hospital Improvements, Build America Bonds, Certificate Participation, Series B, Callable 05/01/20 @ 100, 6.18%, 05/01/35	250,000	269,398

Pennsylvania 1.51%
Mount Union Area School District, School Improvements, Build America Bonds, General Obligation Ltd, Callable 08/01/19 @ 100, (State Aid Withholding) (OID), 6.88%, 02/01/36	1,000,000	1,033,460
Philadelphia Authority for Industrial Development, Pension Funding, Revenue Bonds, Series A, (AGM) (OID), 6.35%, 04/15/28	630,000	662,187
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, 5.09%, 03/15/28	500,000	468,610
Pittsburgh Water & Sewer Authority, Refunding Revenue Bonds, Series A, (AGM), 6.61%, 09/01/24	300,000	332,451
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, 7.04%, 11/01/39	1,000,000	1,057,270
Township of Bristol, Pension Funding, General Obligation Unltd, Callable 09/15/18 @ 100, (AGM), 7.15%, 09/15/38	150,000	160,526

		3,714,504

Puerto Rico 0.14%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series B, Callable 07/01/15 @ 100, 5.00%, 07/01/23	500,000	339,090

Rhode Island 0.04%
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 10/01/22 @ 100, 4.46%, 10/01/31	100,000	90,828

South Carolina 0.10%
Moncks Corner Regional Recreation Corp., Recreational Facility Improvements, Build America Revenue Bonds, Callable 12/01/20 @ 100, 6.55%, 12/01/39	250,000	253,660

South Dakota 0.18%
South Dakota State Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 06/01/21 @ 100, 6.15%, 06/01/31	400,000	432,912

Tennessee 1.61%
Coffee County Public Building Authority, Public Improvements, Build America Revenue Bonds, Callable 06/01/19 @ 100, (GTD), 7.20%, 06/01/44	1,500,000	1,633,860
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Build America Revenue Bonds, 7.43%, 07/01/43	2,000,000	2,340,880

		3,974,740
Texas 4.10%
Austin Community College District, University & College Improvements, Revenue Bonds, Series A, Callable 02/01/19 @ 100, 5.00%, 02/01/26	985,000	1,004,631
City of Lancaster, Public Improvements, Build America Bonds, General Obligation Ltd, Callable 02/15/20 @ 100, 6.53%, 02/15/40	750,000	815,610
City of Laredo Sports Venue Sales Tax Revenue, Recreational Facility Improvements, Revenue Bonds, Callable 03/15/18 @ 100, (AGM) (OID), 5.45%, 03/15/31	500,000	476,195
City of San Antonio, TX, Public Improvements, Build America Bonds, General Obligation Ltd, Callable 08/01/20 @ 100, 6.04%, 08/01/40	250,000	273,137
County of Bexar, Public Improvements, General Obligation Ltd, Callable 06/15/19 @ 100, 6.63%, 06/15/39	500,000	540,410
Dallas Convention Center Hotel Development Corp., Public Improvements, Build America Revenue Bonds, 7.09%, 01/01/42	1,500,000	1,739,115
Ector County Hospital District, Hospital Improvements, Build America Revenue Bonds, Callable 09/15/20 @ 100, 7.18%, 09/15/35	250,000	255,540
El Paso Downtown Development Corp, Recreational Facility Improvements, Revenue Bonds, 7.25%, 08/15/43	1,000,000	1,024,870
North Texas Tollway Authority, Highway Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100, 8.91%, 02/01/30	2,000,000	2,281,960
Orchard Cultural Education Facilities Finance Corp., Recreational Facility Improvements, Revenue Bonds, Callable 11/15/20 @ 100, 6.48%, 11/15/34	860,000	933,668
San Antonio Industrial Development Corp., Refunding Revenue Bonds, Callable 08/15/23 @ 100, 4.75%, 08/15/33	750,000	747,090

		10,092,226
Utah 0.22%
Central Weber Sewer Improvement District, Sewer Improvements, Build America Revenue Bonds, Callable 03/01/19 @ 100, (OID), 6.38%, 03/01/34	500,000	537,360

Virgin Islands 0.76%
Virgin Islands Water & Power Authority, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.85%, 07/01/35	1,000,000	1,012,720
Virgin Islands Water & Power Authority, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.65%, 07/01/28	840,000	864,914

		1,877,634
Virginia 1.75%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Series A-1, Callable 11/12/13 @ 100, (OID), 6.71%, 06/01/46	6,190,000	4,298,645

Washington 0.75%
City of Seattle Municipal Light & Power Revenue, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 02/01/40	250,000	273,555
Cowlitz County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, 6.88%, 09/01/32	500,000	561,430
Douglas County Public Utility District No. 1, Electric Lights & Power Improvements, Revenue Bonds, Series A, 5.35%, 09/01/30	250,000	260,473
Klickitat County Public Utility District No. 1, Refunding Revenue Bonds, Callable 12/01/21 @ 100, 5.25%, 12/01/29	500,000	491,415
Snohomish County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.68%, 12/01/40	250,000	262,833

		1,849,706
West Virginia 0.73%
Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, 7.47%, 06/01/47	2,280,000	1,801,930

Wisconsin 0.46%
Glendale Community Development Authority, Economic Improvements Tax Allocation Bonds, Callable 10/01/17 @ 100, 6.97%, 10/01/29	1,000,000	1,138,700

Total Municipal Bonds (Cost 143,874,986)		145,057,509
Common Stocks 11.40%
Energy 11.40%
Atlas Pipeline Partners LP	34,500	1,338,600
Boardwalk Pipeline Partners LP	99,900	3,033,963
Buckeye Partners LP	32,000	2,096,960
Calumet Specialty Products Partners LP	24,294	662,983
Crosstex Energy LP	64,500	1,283,550
Eagle Rock Energy Partners LP	240,187	1,705,328
Enbridge Energy Partners LP	83,900	2,554,755
Energy Transfer Partners LP	72,000	3,749,040
Kinder Morgan Energy Partners LP	41,250	3,292,987
Marlin Midstream Partners LP	10,000	179,500
Regency Energy Partners LP	80,000	2,288,000
Targa Resources Partners LP	45,000	2,316,150

TC Pipelines LP	24,684	1,202,111
Williams Partners LP	45,000	2,379,600
Total Common Stocks (Cost 27,816,280)		28,083,527
Corporate Bonds 10.11%
Baylor College of Medicine, 5.26%, 11/15/46	2,000,000	1,821,400
BellSouth Corp., 6.00%, 11/15/34	875,000	891,057
Boston University, 5.20%, 10/01/45	255,000	254,296
Choice Hotels International, Inc., 5.70%, 08/28/20	200,000	209,000
Citigroup, Inc., 5.88%, 02/22/33	110,000	109,841
Con-way, Inc., 6.70%, 05/01/34	1,000,000	1,005,834
DDR Corp., Series MTN, 7.50%, 07/15/18	500,000	596,015
Digital Realty Trust LP, 5.88%, 02/01/20	1,000,000	1,101,366
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.15%, 03/15/42	500,000	426,854
Duke Realty LP, 4.38%, 06/15/22	250,000	247,608
Exelon Generation Co. LLC, Series 144A, 5.60%, 06/15/42	400,000	383,620
Fifth Third Bancorp, 8.25%, 03/01/38	250,000	324,418
Ford Motor Co., 9.98%, 02/15/47	1,000,000	1,376,453
General Electric Capital Corp., Series GMTN, 6.88%, 01/10/39	1,000,000	1,229,595
General Electric Capital Corp., Series C, 5.25%, 06/29/49	250,000	232,375
General Electric Capital Corp., Series A, 7.13%, 12/15/49	1,430,000	1,561,132
Goldman Sachs Group, Inc./The, 6.45%, 05/01/36	500,000	509,124
Goldman Sachs Group, Inc./The, 6.75%, 10/01/37	1,350,000	1,413,165
Kilroy Realty LP, 4.80%, 07/15/18	100,000	107,239
Kinder Morgan Energy Partners LP, 6.50%, 02/01/37	250,000	275,711
MetLife Capital Trust X, Series 144A, 9.25%, 04/08/38	1,500,000	1,912,500
MetLife, Inc., 10.75%, 08/01/39	1,000,000	1,480,000
National Retail Properties, Inc., 5.50%, 07/15/21	350,000	380,715
Noble Holding International Ltd., 6.05%, 03/01/41	1,000,000	1,008,380
PECO Energy Capital Trust IV, 5.75%, 06/15/33	1,000,000	916,991
Qwest Corp., 7.13%, 11/15/43	1,000,000	962,300
Simon Property Group LP, 10.35%, 04/01/19	150,000	204,239
SL Green Realty Corp., 7.75%, 03/15/20	1,000,000	1,183,098
United States Cellular Corp., 6.70%, 12/15/33	2,000,000	1,946,532
Valero Energy Corp., 8.75%, 06/15/30	224,000	283,763
Wells Fargo & Co., Series K, 7.98%, 03/29/49	500,000	552,500
Total Corporate Bonds (Cost 25,419,439)		24,907,121

	Shares
Preferred Stocks 15.99%
Financials 3.13%
Aegon NV, 8.00%	20,000	546,400
Aflac, Inc., 5.50%	20,000	436,600
American Financial Group, Inc., 5.75%	20,000	433,200
American Financial Group, Inc., 6.38%	10,000	237,300
Aviva PLC, 8.25%	20,100	556,569
Bank of New York Mellon Corp./The, 5.20%	20,000	402,000

City National Corp./CA, Series C, 5.50%	20,000	399,000
Fifth Street Finance Corp., 5.88%	24,700	602,186
General Electric Capital Corp., 4.88%	10,000	217,900
JPMorgan Chase & Co, Series P, 5.45%	10,000	213,000
KKR Financial Holdings LLC, 7.50%	10,000	251,700
KKR Financial Holdings LLC, 8.38%	30,000	807,900
PNC Financial Services Group, Inc., Series P, 6.13%	9,500	239,780
PNC Financial Services Group, Inc., Series Q, 5.38%	10,000	218,900
Protective Life Corp., 6.25%	20,000	465,800
State Street Corp., Series C, 5.25%	20,000	409,200
U.S. Bancorp, Series F, 6.50%	10,000	259,900
U.S. Bancorp, Series G, 6.00%	6,500	175,110
Wells Fargo & Co., 5.20%	40,000	840,800

		7,713,245
Industrials 0.46%
Pitney Bowes, Inc., 6.70%	10,000	247,000
Stanley Black & Decker, Inc., 5.75%	40,000	880,800

		1,127,800
Real Estate Investment Trusts 10.55%
Alexandria Real Estate Equities, Inc., Series E, 6.45%	40,000	929,600
CBL & Associates Properties, Inc., Series E, 6.63%	36,696	853,916
CommonWealth REIT, 5.75%	10,000	194,400
CommonWealth REIT, 7.50%	80,565	1,676,558
DDR Corp., Series K, 6.25%	16,276	342,773
Digital Realty Trust, Inc., Series G, 5.88%	20,000	395,000
Digital Realty Trust, Inc., Series F, 6.63%	20,000	447,600
Digital Realty Trust, Inc., Series E, 7.00%	40,000	959,200
Health Care REIT, Inc., Series J, 6.50%	40,000	926,000
Hudson Pacific Properties, Inc., Series B, 8.38%	20,000	508,000
Kimco Realty Corp., Series I, 6.00%	40,000	877,600
Kimco Realty Corp., Series H, 6.90%	10,000	249,500
Kimco Realty Corp., Series K, 5.63%	30,000	611,400
Kimco Realty Corp., Series J, 5.50%	78,200	1,546,796
National Retail Properties, Inc., Series D, 6.63%	20,000	459,000
PS Business Parks, Inc., Series S, 6.45%	20,000	458,200
PS Business Parks, Inc., Series T, 6.00%	54,900	1,157,841
PS Business Parks, Inc., 5.70%	10,000	201,800
Public Storage, Inc., Series U, 5.63%	19,000	413,250
Public Storage, Inc., Series V, 5.38%	10,000	210,400
Public Storage, Inc., Series W, 5.20%	10,000	201,800
Public Storage, Inc., Series T, 5.75%	11,000	247,500
Public Storage, Inc., Series R, 6.35%	60,000	1,477,200
Public Storage, Inc., Series Q, 6.50%	20,000	504,000
Public Storage, Inc., Series S, 5.90%	22,000	501,380
Regency Centers Corp., Series 7, 6.00%	44,275	941,286
Regency Centers Corp., Series 6, 6.63%	52,000	1,216,800
Senior Housing Properties Trust, 5.63%	40,000	821,600
Taubman Centers, Inc., Series K, 6.25%	40,000	894,400
Taubman Centers, Inc., Series J, 6.50%	40,462	959,759
Ventas Realty LP / Ventas Capital Corp, 5.45%	10,000	215,500
Vornado Realty LP, 7.88%	41,159	1,079,189

Vornado Realty Trust, Series I, 6.63%	16,000	389,440
Vornado Realty Trust, Series L, 5.40%	20,000	398,800
Vornado Realty Trust, Series J, 6.88%	20,000	503,000
Vornado Realty Trust, Series G, 6.63%	40,775	978,600
Vornado Realty Trust, Series K, 5.70%	60,000	1,248,000

		25,997,088
Telecommunication Services 0.48%
Qwest Corp., 7.38%	20,450	512,068
Telephone & Data Systems, Inc., 5.88%	10,000	203,300
United States Cellular Corp., 6.95%	19,200	463,872

		1,179,240
Utilities 1.37%
DTE Energy Co., 5.25%	10,000	200,700
Duke Energy Corp., 5.13%	20,000	417,200
Entergy Louisiana LLC, 5.25%	20,000	415,800
Entergy New Orleans, Inc., 5.00%	20,000	423,400
NextEra Energy Capital Holdings, Inc., 5.00%	15,000	284,250
NextEra Energy Capital Holdings, Inc., Series H, 5.63%	20,000	415,800
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	5,000	106,250
SCE Trust I, 5.63%	40,000	822,000
SCE Trust II, 5.10%	15,000	287,250

		3,372,650
Total Preferred Stocks (Cost 43,465,560)		39,390,023
Money Market 1.15%
Fidelity Institutional Money Market—Prime Money Market Portfolio, Institutional Class, 0.05%	2,835,673	2,835,673
Total Money Market (Cost 2,835,673)		2,835,673
Total Investments – 97.76% (Cost 243,787,575)		240,816,184
Other Assets in Excess of Liabilities – 2.24%		5,509,125

NET ASSETS – 100.00%		246,325,309

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

GTD — Guaranteed

LP — Limited Partnership

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

SEEK — Support Education Excellence in Kentucky

SOA Income and Opportunity Fund

SCHEDULE OF INVESTMENTS | September 30, 2013 (Unaudited)

	Principal Amount	Market Value
Municipal Bonds 28.39%
Georgia 5.88%
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Refunding Revenue Bonds, Series A, 7.06%, 04/01/57	300,000	$293,160

Nevada 2.40%
County of Washoe, Public Improvements, Build America Revenue Bonds, 7.97%, 02/01/40	100,000	119,817

Ohio 4.71%
Princeton, OH, School Improvements, Build America Bonds, General Obligation Unltd, Series C, Callable 12/01/20 @ 100, 6.39%, 12/01/47	235,000	235,002

Texas 15.40%
El Paso Downtown Development Corp, Recreational Facility Improvements, Revenue Bonds, Series B, 7.25%, 08/15/43	750,000	768,652

Total Municipal Bonds (Cost 1,415,147)		1,416,631

	Shares
Common Stocks 19.87%
Energy 18.48%
Atlas Resource Partners LP	7,250	151,815
Calumet Specialty Products Partners LP	1,500	40,935
Eagle Rock Energy Partners LP	6,500	46,150
Enbridge Energy Partners LP	3,000	91,350
Energy Transfer Partners LP	1,000	52,070
Kinder Morgan Energy Partners LP	1,200	95,796
Marlin Midstream Partners LP	10,000	179,500
Williams Partners LP	5,000	264,400

		922,016
Telecommunication Services 1.39%
NTELOS Holdings Corp.	3,700	69,560

Total Common Stocks (Cost 1,024,187)		991,576
Preferred Stocks 29.63%
Consumer Staples 2.20%
CHS, Inc., 7.88%	4,000	109,760

Energy 4.44%
Goodrich Petroleum Corp, Series D, 9.75%	8,850	221,693

Financials 4.65%
Aegon NV, 6.38%	10,000	232,000

Real Estate Investment Trusts 18.34%
Alexandria Real Estate Equities, Inc., Series E, 6.45%	2,000	46,480
CBL & Associates Properties, Inc., Series D, 7.38%	4,000	99,920
CommonWealth REIT, Series E, 7.25%	4,000	91,720
CommonWealth REIT, 7.50%	10,000	208,100
DDR Corp., Series J, 6.50%	2,000	44,040
Digital Realty Trust, Inc., Series F, 6.63%	4,000	89,520
Hudson Pacific Properties, Inc., Series B, 8.38%	2,000	50,800
LaSalle Hotel Properties, Series H, 7.50%	2,000	49,320
SL Green Realty Corp., Series I, 6.50%	4,000	92,800
Taubman Centers, Inc., Series J, 6.50%	6,000	142,320

		915,020
Total Preferred Stocks (Cost 1,500,677)		1,478,473
Money Market 20.14%
Fidelity Institutional Money Market—Prime Money Market Portfolio, Institutional Class, 0.05%	1,005,117	1,005,117
Total Money Market (Cost 1,005,117)		1,005,117
Total Investments – 98.03% (Cost 4,945,128)		4,891,797
Other Assets in Excess of Liabilities – 1.97%		98,125

NET ASSETS – 100.00%		4,989,922

LP – Limited Partnership

REIT – Real Estate Investment Trust

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2013 (UNAUDITED)

A. Security Valuation: The offering price and net asset value per share for each class of the Spirit of America Real Estate Income and Growth Fund, Spirit of America Large Cap Value Fund, Spirit of America High Yield Tax Free Bond Fund, Spirit of America Income Fund and Spirit of America Income and Opportunity Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1 —	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date

•	Level 2 —	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data

•	Level 3 —	Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Funds’ investments as of September 30, 2013 is as follows:

Valuation Inputs	Real Estate Income and Growth Fund	Large Cap Value Fund	High Yield Tax Free Bond Fund	Income Fund	Income and Opportunity Fund
Level 1—Quoted Prices *	$137,810,234	$65,750,540	$—	$70,309,222	$3,475,130
Level 2—Other Significant Observable Inputs *	—	—	130,374,785	170,506,962	1,416,632
Level 3—Significant Unobservable Inputs	—	—	—	—	—

Total Market Value of Investments	$137,810,234	$65,750,540	$130,374,785	$240,816,184	$4,891,762

*	Industries and Security Types as defined in the Schedule of Investments

The Funds did not have any transfers between levels during the period.

C. Option Contracts: The Funds may purchase or write call options to increase or decrease their exposure to underlying securities equity risk. An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS (CONT.) SEPTEMBER 30, 2013 (UNAUDITED)

the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in options contracts requires the Fund to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Fund, on expiration date, as realized losses on investments.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market value. The Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

D. Tax Disclosure: No provision for federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2013.

The cost, unrealized appreciation and depreciation on a federal income tax basis at September 30, 2013 for each Fund are as follows:

Fund	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Real Estate Income and Growth Fund	$99,023,897	$40,609,290	$(1,822,953)	$38,786,337
Large Cap Value Fund	47,384,214	18,716,493	(350,167)	18,366,326
High Yield Tax Free Bond Fund	137,164,752	2,969,861	(9,759,828)	(6,789,967)
Income Fund	243,787,575	8,703,421	(11,674,812)	(2,971,391)
Income and Opportunity Fund	4,945,128	38,722	(92,053)	(53,331)

At December 31, 2012, the Real Estate Income and Growth Fund had net capital loss carryforwards for federal income tax purposes of $18,344,602 which are available to reduce future required distributions of net capital gains to shareholders through 2017 and $12,950,750 which are available to reduce future required distributions of net capital gains to

2	| SPIRIT OF AMERICA

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS (CONT.) SEPTEMBER 30, 2013 (UNAUDITED)

shareholders and are not subject to expiration and must first be utilized to offset realized gains of the same character. The Large Cap Value Fund had net capital loss carryforwards for federal income tax purposes of $4,568,160 of which $654,518, $3,065,485 and $848,157 are available to reduce future required distributions of net capital gains to shareholders through 2016, 2017, and 2018, respectively. The High Yield Bond Fund had net capital loss carryforwards for federal income tax purposes of $522,821 which are available to reduce future required distributions of net capital gains to shareholders through 2017. At December 31, 2012, the Income Fund had no capital loss carryforwards.

Under the current tax law, capital losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year for tax purposes. Post October losses at the fiscal year ended December 31, 2012 for Income Fund were $130,452.

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Spirit of America Investment Fund, Inc

By /s/ David Lerner
David Lerner, Principal Executive Officer (principal executive officer)

Date 11/26/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ David Lerner
David Lerner, Principal Executive Officer (principal executive officer)

Date 11/26/13

By /s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer (principal financial officer)

Date 11/26/13